UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

1 American Square, Indianapolis, IN,			46282
(Address of principal executive offices)			(Zip code)

Andrew J. Michie 1 American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

June 30, 2015

OneAmerica® Funds, Inc.

Semi-Annual Report

Note: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust, or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses, and other pertinent information.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

OneAmerica® Funds, Inc.

Directors and Officers of OneAmerica Funds, Inc.

Joseph E. DeGroff, Chairman of the Board

Gilbert F. Viets, Director (1)

Stephen J. Helmich, Director (1)

Dr. James L. Isch, Director (1)

Elaine E. Bedel, Director

John C. Mason, President

Andrew J. Michie, Treasurer

Nicholas C. Slabaugh, Assistant Treasurer

Richard M. Ellery, Secretary and
Chief Compliance Officer

Stephen L. Due, Assistant Secretary

Susan E. Uhl, Anti-Money Laundering Officer

(1)  Audit Committee

A Message
From
The President
of OneAmerica Funds, Inc.

We are pleased to present this semiannual report for OneAmerica Funds, Inc. covering the six-month period from January 1, 2015 through June 30, 2015. This report includes performance, financial information and holdings for each portfolio. I hope you find this information useful as you monitor and manage your investments.

After posting three consecutive years of double digit returns and six consecutive years of positive returns, the S&P 500 index was virtually unchanged in the first half of 2015. Despite this pause in performance, the market continued to set new all-time highs during the first half of the year and we still have not experienced a correction of 10 percent or more since 2011. Equity market volatility has picked up slightly very recently but remains below long-term averages.

In the bond market, yields declined precipitously in early 2015 and approached the all-time low for ten year Treasuries, which was set in July 2012. The 30 Year Treasury set a new all-time low on January 30, 2015 at 2.22%. Globally, developed country government bond yields declined as well in early 2015 before bouncing from these historic lows back into their recent range. Credit spreads widened the first half of 2015. This can be attributed to a number of factors including recent economic weakness, geopolitical events in Europe, a stronger US dollar and weakness in commodities markets. Bond fund returns were generally flat to negative in the first half of 2015 as interest rates ended slightly higher and credit spreads were wider than at the beginning of the year.

Markets have begun to focus their attention on when the Federal Reserve will begin to increase interest rates. The Fed continues to weigh economic data which has been weak of late and they have been patient thus far. Current indications are that the Fed may consider an initial rate increase late in 2015. More important than the date of the initial increase will be the speed with which they raise short-term interest rates which market participants are expecting to be very gradual.

As we began the year, economic growth appeared poised to accelerate after a number of years of below trend growth. Once again, harsh winter weather hit in the Northeast but fortunately, our US economy was able to post a positive, yet meager, first quarter growth rate. The unemployment rate continues to decline which is the relative bright spot in terms of economic data. Inflation remains well in check. Other economic data has not indicated that this recovery is strengthening materially. In fact, recent data indicates that we may continue to experience more of the slow growth, low inflation environment we have been in for the past few years. Still, growth in the 2 percent to 3 percent range is much better than that being experienced in other developed economies, particularly those in Europe and Japan.

Overall, financial markets have absorbed a number of headwinds remarkably well. Weak domestic economic data, the divergence of US monetary policy from that of other developed countries, the collapse of commodities prices and a much stronger US dollar all create challenges for US companies. Overall though, risk assets have been well supported by this environment of global monetary policy accommodation. While stock performance so far in 2015 has been lackluster relative to recent years, this is not surprising. Given the last few years of strong performance of risk assets, it makes sense that markets "take a pause to catch their breath" in early 2015.

OneAmerica Funds, Inc. is comprised of five portfolios, each with a different directive. The Value Portfolio is an equity portfolio utilizing a multicap, value approach. The investment objectives of the Money Market Portfolio are to provide current income, preserve assets and maintain liquidity. The Investment Grade Bond Portfolio focuses primarily on intermediate investment grade bonds. The Asset Director Portfolio is a managed portfolio investing in stocks, bonds and cash based on our outlook for these various asset classes. And finally, the Socially Responsive Portfolio typically invests in financially strong companies that also adhere to specific moral beliefs.

Investment performance for each portfolio in OneAmerica Funds, Inc. for the first half of 2015 has been listed below.

Portfolio	Class O	Advisor Class
Value Portfolio	(0.7%)	(0.8%)
Money Market Portfolio	0.0%	0.0%
Investment Grade Bond Portfolio	(0.1%)	(0.3%)
Asset Director Portfolio	(0.1%)	(0.2%)
Socially Responsive Portfolio	(1.4%)	(1.6%)

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio, but do not reflect specified contract, mortality and expense risk charges.

As always, I am grateful for the confidence you have placed in us and for continuing to invest in OneAmerica Funds, Inc.

John C. Mason
President
OneAmerica Funds, Inc.

Indianapolis, IN
August 21, 2015

(This Page Intentionally Left Blank)

Fees and Expenses (unaudited)

As an indirect shareholder of the OneAmerica Funds, Inc. (the "Fund"), you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads) nor do they have any variable contract costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period[1]
Value Portfolio – Class O
Actual	$1,000.00	$993.30	0.60%	$2.97
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Value Portfolio – Advisor Class
Actual	1,000.00	991.80	0.90	4.44
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51
Money Market – Class O
Actual	1,000.00	1,000.00	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Money Market – Advisor Class
Actual	1,000.00	1,000.00	0.10	0.50
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.10	0.50
Investment Grade Bond – Class O
Actual	1,000.00	998.90	0.67	3.32
Hypothetical (5% return before expenses)	1,000.00	1,021.47	0.67	3.36
Investment Grade Bond – Advisor Class
Actual	1,000.00	997.40	0.97	4.80
Hypothetical (5% return before expenses)	1,000.00	1,019.98	0.97	4.86
Asset Director – Class O
Actual	1,000.00	999.00	0.60	2.97
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
Asset Director – Advisor Class
Actual	1,000.00	997.60	0.90	4.46
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51
Socially Responsive – Class O
Actual	1,000.00	985.80	1.20	5.91
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20	6.01
Socially Responsive – Advisor Class
Actual	1,000.00	984.30	1.50	7.38
Hypothetical (5% return before expenses)	1,000.00	1,017.36	1.50	7.50

1  Expenses for each portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 6/30/15. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

OneAmerica Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015 (unaudited)

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Assets:
Investments in securities, at fair value	$229,973,567	$119,252,104	$95,353,777	$300,361,706	$6,183,112
Cash	115,009	46,506	127,086	76,288	126,186
Receivable for capital stock issued	58,833	129,499	3,523	378,269	1,481
Dividends and interest receivable	390,459	526	596,200	935,885	11,473
Due from Advisor (Note 2)	–	56,033	–	–	1,775
Prepaid expense	4,295	4,296	4,295	4,293	4,289
Total assets	230,542,163	119,488,964	96,084,881	301,756,441	6,328,316
Liabilities:
Payable to custodian	–	–	35,307	35,307	–
Payable for capital stock redeemed	111,317	367,158	2,061	–	–
Payable for investments purchased	–	–	499,335	499,335	–
Accrued investment advisory fees	104,068	41,626	42,131	134,375	3,942
Accrued directors fees	1,128	1,128	1,128	1,128	1,128
Accrued distribution (12b-1) fee	5,800	6,512	1,122	18,324	947
Accrued expenses	31,853	22,914	23,951	43,819	2,504
Total liabilities	254,166	439,338	605,035	732,288	8,521
Net assets	$230,287,997	$119,049,626	$95,479,846	$301,024,153	$6,319,795
Net assets by class of shares:
Class O	$208,922,342	$92,307,927	$91,258,575	$232,555,003	$2,807,814
Advisor Class	21,365,655	26,741,699	4,221,271	68,469,150	3,511,981
Total net assets	$230,287,997	$119,049,626	$95,479,846	$301,024,153	$6,319,795
Shares outstanding:
Class O	7,870,328	92,307,989	8,240,999	11,780,026	208,701
Advisor Class	813,504	26,741,707	383,242	3,498,310	261,500
Total shares outstanding	8,683,832	119,049,696	8,624,241	15,278,336	470,201
Net asset value per share:
Class O	$26.55	$1.00	$11.07	$19.74	$13.45
Advisor Class	$26.26	$1.00	$11.01	$19.57	$13.43
Investments at cost	$166,042,750	$119,252,104	$94,085,397	$244,448,649	$4,606,884
Analysis of net assets:
Paid-in-capital	$149,530,859	$119,049,697	$92,522,184	$232,232,639	$4,294,525
Undistributed net investment income	1,859,154	–	1,134,138	2,458,082	24,458
Undistributed net realized gain (loss)	14,967,167	(71)	555,144	10,420,375	424,584
Net unrealized appreciation of investments	63,930,817	–	1,268,380	55,913,057	1,576,228
Net Assets	$230,287,997	$119,049,626	$95,479,846	$301,024,153	$6,319,795

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2015 (unaudited)

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Investment income:
Income:
Dividends (net of foreign withholding taxes of $13,885, $0, $0, $10,336 and $404, respectively)	$2,456,703	$–	$7,375	$1,871,024	$68,696
Interest	21,506	59,915	1,453,530	1,483,372	528
Total investment income	2,478,209	59,915	1,460,905	3,354,396	69,224
Expenses:
Investment advisory fee	602,696	245,984	246,375	765,918	23,549
Custodian and service agent fee	64,204	36,424	33,099	86,008	2,119
Distribution (12b-1) fee – Advisor Class	33,633	34,699	6,629	106,807	5,323
Professional fees	17,434	9,141	7,088	21,803	489
Director fees	12,075	12,075	12,075	12,075	12,075
Printing fees	10,913	5,697	4,429	13,701	305
Other	12,261	37,152	27,068	17,507	11,603
Total expenses before waived fees and reimbursed expenses	753,216	381,172	336,763	1,023,819	55,463
Waived fees and reimbursed expenses (Note 2)	–	(321,257)	–	–	(9,770)
Net expenses	753,216	59,915	336,763	1,023,819	45,693
Net investment income	1,724,993	–	1,124,142	2,330,577	23,531
Gain (loss) on investments:
Net realized gain on investments	13,209,261	–	433,975	9,252,487	621,407
Net change in unrealized (depreciation) on investments	(16,376,265)	–	(1,625,385)	(11,817,393)	(715,538)
Net realized and unrealized loss	(3,167,004)	–	(1,191,410)	(2,564,906)	(94,131)
Net decrease in net assets from operations	$(1,442,011)	$–	$(67,268)	$(234,329)	$(70,600)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Portfolio
	Value		Money Market		Investment Grade Bond
	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Net increase (decrease) in net assets from operations:
Net investment income	$1,724,993	$4,070,675	$–	$–	$1,124,142	$2,556,089
Net realized gain on investments	13,209,261	28,389,998	–	–	433,975	835,459
Net change in unrealized appreciation (depreciation) on investments	(16,376,265)	(6,309,638)	–	–	(1,625,385)	2,511,998
Net increase (decrease) in net assets from operations	(1,442,011)	26,151,035	–	–	(67,268)	5,903,546
Shareholder distributions:
From net investment income:
Class O	–	(3,631,930)	–	–	–	(2,632,044)
Advisor Class	–	(307,850)	–	–	–	(113,233)
From net realized gain:
Class O	–	(30,664,397)	–	–	–	(374,104)
Advisor Class	–	(3,210,873)	–	–	–	(18,241)
Total distributions	–	(37,815,050)	–	–	–	(3,137,622)
Shareholder transactions:
Proceeds from shares issued:
Class O	359,858	2,574,591	10,581,636	34,181,218	1,740,262	3,863,588
Advisor Class	2,011,016	1,986,185	9,626,043	15,879,851	396,850	576,437
Reinvested distributions:
Class O	–	34,296,327	–	–	–	3,006,147
Advisor Class	–	3,518,723	–	–	–	131,475
Cost of shares redeemed:
Class O	(16,942,772)	(43,451,094)	(27,043,536)	(36,037,371)	(6,844,483)	(23,335,032)
Advisor Class	(3,851,493)	(7,323,672)	(6,357,272)	(16,403,926)	(758,357)	(2,349,388)
Net decrease from shareholder transactions	(18,423,391)	(8,398,940)	(13,193,129)	(2,380,228)	(5,465,728)	(18,106,773)
Net increase (decrease) in net assets	(19,865,402)	(20,062,955)	(13,193,129)	(2,380,228)	(5,532,996)	(15,340,849)
Net assets at beginning of period	250,153,399	270,216,354	132,242,755	134,622,983	101,012,842	116,353,691
Net assets at end of period	$230,287,997	$250,153,399	$119,049,626	$132,242,755	$95,479,846	$101,012,842
Undistributed net investment income included in net assets at the end of period	$1,859,154	$134,161	$–	$–	$1,134,138	$9,996
Changes in capital stock outstanding
Shares issued:
Class O	13,374	87,212	10,581,636	34,181,218	155,058	344,340
Advisor Class	74,968	68,157	9,626,043	15,879,851	35,583	51,909
Reinvested distributions:
Class O	–	1,266,716	–	–	–	271,632
Advisor Class	–	131,159	–	–	–	11,926
Shares redeemed:
Class O	(628,679)	(1,501,478)	(27,043,536)	(36,037,371)	(611,603)	(2,085,935)
Advisor Class	(144,656)	(254,201)	(6,357,272)	(16,403,926)	(68,083)	(212,597)
Net decrease	(684,993)	(202,435)	(13,193,129)	(2,380,228)	(489,045)	(1,618,725)
Shares outstanding at beginning of period	9,368,825	9,571,260	132,242,825	134,623,053	9,113,286	10,732,011
Shares outstanding at end of period	8,683,832	9,368,825	119,049,696	132,242,825	8,624,241	9,113,286

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Portfolio
	Asset Director		Socially Responsive
	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Net increase (decrease) in net assets from operations:
Net investment income	$2,330,577	$5,220,985	$23,531	$67,286
Net realized gain on investments	9,252,487	25,040,042	621,407	412,229
Net change in unrealized appreciation (depreciation) on investments	(11,817,393)	(4,060,330)	(715,538)	178,198
Net increase (decrease) in net assets from operations	(234,329)	26,200,697	(70,600)	657,713
Shareholder distributions:
From net investment income:
Class O	–	(4,148,137)	–	(42,238)
Advisor Class	–	(1,099,796)	–	(24,616)
From net realized gain:
Class O	–	(21,857,006)	–	–
Advisor Class	–	(6,980,080)	–	–
Total distributions	–	(34,085,019)	–	(66,854)
Shareholder transactions:
Proceeds from shares issued:
Class O	12,136,675	7,785,028	96,532	215,982
Advisor Class	27,868,173	11,515,600	102,484	171,664
Reinvested distributions:
Class O	–	26,005,143	–	42,238
Advisor Class	–	8,079,876	–	24,616
Cost of shares redeemed:
Class O	(12,179,751)	(49,020,225)	(1,594,627)	(337,995)
Advisor Class	(33,270,473)	(18,181,146)	(72,195)	(202,501)
Net decrease from shareholder transactions	(5,445,376)	(13,815,724)	(1,467,806)	(85,996)
Net increase (decrease) in net assets	(5,679,705)	(21,700,046)	(1,538,406)	504,863
Net assets at beginning of period	306,703,858	328,403,904	7,858,201	7,353,338
Net assets at end of period	$301,024,153	$306,703,858	$6,319,795	$7,858,201
Undistributed net investment income included in net assets at the end of period	$2,458,082	$127,505	$24,458	$927
Changes in capital stock outstanding
Shares issued:
Class O	609,721	366,358	7,070	16,678
Advisor Class	1,400,725	550,186	7,452	13,469
Reinvested distributions:
Class O	–	1,305,807	–	3,055
Advisor Class	–	408,611	–	1,781
Shares redeemed:
Class O	(610,104)	(2,335,835)	(114,913)	(26,180)
Advisor Class	(1,670,340)	(857,881)	(5,243)	(15,542)
Net decrease	(269,998)	(562,754)	(105,634)	(6,739)
Shares outstanding at beginning of period	15,548,334	16,111,088	575,835	582,574
Shares outstanding at end of period	15,278,336	15,548,334	470,201	575,835

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2015 (unaudited)

Description	Shares	Value
Common Stocks (91.3%)
Aerospace & Defense (1.1%)
General Dynamics Corp.	11,100	$1,572,759
Precision Castparts Corp.	4,700	939,389
		2,512,148
Agriculture (2.4%)
Archer-Daniels-Midland Co.	114,100	5,501,902
Apparel (1.3%)
Wolverine World Wide, Inc.	105,100	2,993,248
Auto Manufacturers (0.6%)
PACCAR, Inc.	22,300	1,422,963
Auto Parts and Equipment (1.6%)
Magna International, Inc.	64,800	3,634,632
Banks (15.0%)
Bank of Hawaii Corp.	88,900	5,927,852
Bank of New York Mellon Corp. (The)	169,700	7,122,309
Citigroup, Inc.	41,289	2,280,805
JPMorgan Chase & Co.	90,207	6,112,426
Northern Trust Corp.	80,600	6,162,676
U.S. Bancorp	157,900	6,852,860
		34,458,928
Beverages (0.6%)
Coca-Cola Co. (The)	32,700	1,282,821
Biotechnology (1.7%)
Amgen, Inc.	26,200	4,022,224
Chemicals (1.2%)
Agrium, Inc.	25,500	2,701,725
Commercial Services (1.0%)
Quanta Services, Inc.[1]	41,100	1,184,502
Robert Half International, Inc.	21,800	1,209,900
		2,394,402
Computers & Peripherals (2.7%)
Apple, Inc.	49,700	6,233,622
Diversified Financial Services (3.4%)
Franklin Resources, Inc.	66,600	3,265,398
Janus Capital Group, Inc.	158,200	2,708,384
T Rowe Price Group, Inc.	25,300	1,966,569
		7,940,351
Electronics (1.2%)
Daktronics, Inc.	900	10,674
FLIR Systems, Inc.	59,000	1,818,380
Garmin Ltd.	23,800	1,045,534
		2,874,588
Food (2.3%)
Fresh Del Monte Produce, Inc.	33,900	1,310,574
Sysco Corp.	108,400	3,913,240
		5,223,814
Healthcare Products (6.4%)
Baxter International, Inc.	34,500	2,412,585
Medtronic PLC	94,900	7,032,090
Thoratec Corp.[1]	23,600	1,051,852
Zimmer Biomet Holdings, Inc.	37,800	4,128,894
		14,625,421
Home Builders (0.7%)
Thor Industries, Inc.	29,100	1,637,748
Iron/Steel (1.8%)
Nucor Corp.	91,500	4,032,405
Description	Shares	Value
Machinery-Diversified (0.2%)
Cummins, Inc.	4,300	$564,117
Metal Fabricate/Hardware (0.7%)
Valmont Industries, Inc.	12,700	1,509,649
Metals & Mining (1.4%)
Southern Copper Corp.	110,100	3,238,041
Miscellaneous Manufacturing (7.0%)
Carlisle Cos., Inc.	68,800	6,888,256
Crane Co.	32,129	1,886,936
General Electric Co.	125,400	3,331,878
Illinois Tool Works, Inc.	43,600	4,002,044
		16,109,114
Oil & Gas (8.2%)
ConocoPhillips	47,300	2,904,693
Ensco PLC, Class A	37,800	841,806
Exxon Mobil Corp.	61,000	5,075,200
Marathon Petroleum Corp.	29,200	1,527,452
Occidental Petroleum Corp.	37,500	2,916,375
Phillips 66	14,900	1,200,344
Tidewater, Inc.	91,250	2,074,113
Valero Energy Corp.	38,600	2,416,360
		18,956,343
Pharmaceuticals (6.6%)
Johnson & Johnson	31,000	3,021,260
McKesson Corp.	20,450	4,597,364
Merck & Co., Inc.	79,200	4,508,856
Pfizer, Inc.	94,050	3,153,497
		15,280,977
Retail (1.3%)
Home Depot, Inc. (The)	13,800	1,533,594
Kohl's Corp.	21,800	1,364,898
		2,898,492
Semiconductors (11.3%)
Applied Materials, Inc.	105,700	2,031,554
Intel Corp.	164,800	5,012,392
KLA-Tencor Corp.	23,300	1,309,693
Maxim Integrated Products, Inc.	120,500	4,166,287
Microchip Technology, Inc.	60,300	2,859,728
QUALCOMM, Inc.	46,500	2,912,295
Skyworks Solutions, Inc.	43,100	4,486,710
Texas Instruments, Inc.	62,000	3,193,620
		25,972,279
Software (3.6%)
Autodesk, Inc.[1]	15,000	751,125
Microsoft Corp.	58,100	2,565,115
Oracle Corp.	122,200	4,924,660
		8,240,900
Specialty Retail (0.2%)
CST Brands, Inc.	11,355	443,526
Telecommunications (2.5%)
Cisco Systems, Inc.	145,500	3,995,430
Corning, Inc.	93,500	1,844,755
		5,840,185
Transportation (3.3%)
Norfolk Southern Corp.	25,200	2,201,472
Werner Enterprises, Inc.	205,900	5,404,875
		7,606,347
Total common stocks (cost: $150,864,021)		210,152,912

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Shares	Value
Exchange-Traded Funds (6.6%)
iShares Russell 1000 Value ETF	68,900	$7,107,035
iShares Russell 2000 Value ETF	51,900	5,291,724
iShares S&P Small-Cap 600 Value ETF	24,600	2,896,896
Total exchange-traded funds (cost: $10,653,729)		15,295,655
Money Market Mutual Funds (2.0%)
BlackRock Liquidity TempFund Portfolio, 0.09%[2]	2,025,000	2,025,000
Federated Prime Obligation Fund, 0.07%[2]	2,500,000	2,500,000
Total money market mutual funds (cost: $4,525,000)		4,525,000
Total investments (99.9%) (cost: $166,042,750)		229,973,567
Other assets in excess of liabilities (0.1%)		314,430
Net assets (100.0%)		$230,287,997

The following abbreviations are used in the portfolio descriptions:

ETF – Exchange Traded Fund

PLC – Public Limited Company

1  Non-Income producing securities.

2  The rate shown reflects the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2015 (unaudited)

Industry	% of Total Net Assets
Banks	15.0%
Semiconductors	11.3
Oil & Gas	8.2
Miscellaneous Manufacturing	7.0
Exchange-Traded Funds	6.6
Pharmaceuticals	6.6
Healthcare Products	6.4
Software	3.6
Diversified Financial Services	3.4
Transportation	3.3
Computers & Peripherals	2.7
Telecommunications	2.5
Agriculture	2.4
Food	2.3
Money Market Mutual Funds	2.0
Iron/Steel	1.8
Biotechnology	1.7
Auto Parts and Equipment	1.6
Metals & Mining	1.4
Apparel	1.3
Retail	1.3
Chemicals	1.2
Electronics	1.2
Aerospace & Defense	1.1
Commercial Services	1.0
Home Builders	0.7
Metal Fabricate/Hardware	0.7
Auto Manufacturers	0.6
Beverages	0.6
Machinery-Diversified	0.2
Specialty Retail	0.2
99.9
Other assets in excess of liabilities	0.1
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds[1] (93.7%)
U.S. Government and Agency Obligations (16.8%)
Federal Home Loan Bank Discount Notes	0.040%	07/29/2015	$5,000,000	$4,999,844
U.S. Treasury Bill Discount Note	0.113	07/23/2015	5,000,000	4,999,661
U.S. Treasury Bill Discount Note	0.229	12/10/2015	5,000,000	4,994,937
U.S. Treasury Bill Discount Note	0.198	02/04/2016	5,000,000	4,994,094
Total U.S. government and agency obligations (amortized cost: $19,988,536)				19,988,536
Commercial Paper (76.9%)
Automobiles Manufacturing (8.4%)
BMW US Capital LLC	0.112	07/20/2015	5,000,000	4,999,710
American Honda Finance Corp.	0.091	07/07/2015	5,000,000	4,999,925
				9,999,635
Chemicals (4.2%)
Praxair, Inc.	0.081	07/28/2015	5,000,000	4,999,700
Commercial Vehicles (4.2%)
PACCAR Financial Corp.	0.101	07/02/2015	5,000,000	4,999,986
Computers & Peripherals (4.2%)
Microsoft Corp.	0.071	07/15/2015	5,000,000	4,999,864
Exploration & Production (4.2%)
ConocoPhillips Qatar	0.112	07/08/2015	5,018,000	5,017,893
Food, Beverages (12.6%)
Bunge Asset Funding Corp.	0.355	07/01/2015	5,000,000	5,000,000
Coca-Cola Co. (The)	0.081	07/30/2015	5,000,000	4,999,678
PepsiCo, Inc.	0.081	07/13/2015	5,000,000	4,999,866
				14,999,544
Health Care (11.8%)
Abbott Laboratories	0.101	08/27/2015	4,000,000	3,999,367
Johnson & Johnson	0.071	07/17/2015	5,000,000	4,999,844
Roche Holdings, Inc.	0.081	07/06/2015	5,000,000	4,999,944
				13,999,155
Insurance (3.4%)
Travelers Cos., Inc.	0.051	07/01/2015	4,000,000	4,000,000
Machinery Diversified (4.2%)
Caterpillar Financial Services Corp.	0.091	07/27/2015	5,000,000	4,999,675
Medical Equipment/Device (4.2%)
Danaher Corp.	0.183	07/10/2015	5,000,000	4,999,775
Pharmaceuticals (4.2%)
AstraZeneca PLC	0.112	08/24/2015	5,000,000	4,999,175
Pipeline (2.9%)
Colonial Pipeline Co.	0.247	07/13/2015	3,500,000	3,499,717
Transportation (4.2%)
United Parcel Service, Inc.	0.041	07/14/2015	5,000,000	4,999,928
Utilities (4.2%)
NSTAR Electric Co.	0.152	07/24/2015	5,000,000	4,999,521
Total commercial paper (amortized cost: $91,513,568)				91,513,568
Total short-term notes and bonds (amortized cost: $111,502,104)				111,502,104

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Shares	Value
Money Market Mutual Funds[2] (6.5%)
BlackRock Liquidity TempFund Portfolio, 0.09%	3,650,000	$3,650,000
Federated Prime Obligation Fund, 0.07%	3,575,000	3,575,000
Goldman Sachs Financial Square Prime Obligations Fund, 0.04%	525,000	525,000
Total money market mutual funds (cost: $7,750,000)		7,750,000
Total investments (100.2%) (cost: $119,252,104)		119,252,104
Liabilities in excess of other assets (0.2%)		(202,478)
Net assets (100.0%)		$119,049,626

The following abbreviations are used in the portfolio descriptions:

LLC – Limited Liability Corporation

PLC – Public Limited Company

1  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2015.

2  The rate shown reflects the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
MONEY MARKET PORTFOLIO

June 30, 2015 (unaudited)

Industry	% of Total Net Assets
U.S. Government and Agency Obligations	16.8%
Food, Beverages	12.6
Health Care	11.8
Automobiles Manufacturing	8.4
Money Market Mutual Funds	6.5
Chemicals	4.2
Commercial Vehicles	4.2
Computers & Peripherals	4.2
Exploration & Production	4.2
Machinery Diversified	4.2
Medical Equipment/Device	4.2
Pharmaceuticals	4.2
Transportation	4.2
Utilities	4.2
Insurance	3.4
Pipeline	2.9
100.2
Liabilities in excess of other assets	(0.2)
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%)
U.S. Government and Agency Obligations (37.9%)
Federal Farm Credit Banks	1.850%	04/20/2020	$1,000,000	$1,001,334
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,087,126
Federal Home Loan Banks	2.375	12/13/2019	500,000	516,411
U.S. Treasury Bonds	6.000	02/15/2026	500,000	671,601
U.S. Treasury Bonds	5.375	02/15/2031	300,000	403,289
U.S. Treasury Bonds	4.500	08/15/2039	300,000	375,492
U.S. Treasury Bonds	4.250	11/15/2040	100,000	121,016
U.S. Treasury Bonds	4.750	02/15/2041	100,000	130,258
U.S. Treasury Bonds	3.750	08/15/2041	550,000	617,590
U.S. Treasury Bonds	3.125	02/15/2042	400,000	402,125
U.S. Treasury Bonds	3.000	05/15/2042	600,000	587,860
U.S. Treasury Bonds	2.875	05/15/2043	250,000	238,242
U.S. Treasury Bonds	3.625	08/15/2043	250,000	275,039
U.S. Treasury Bonds	3.750	11/15/2043	150,000	168,727
U.S. Treasury Bonds	3.625	02/15/2044	200,000	219,891
U.S. Treasury Bonds	3.375	05/15/2044	500,000	525,195
U.S. Treasury Bonds	3.000	11/15/2044	150,000	146,730
U.S. Treasury Bonds	2.500	02/15/2045	300,000	264,024
U.S. Treasury Notes	1.000	08/31/2016	900,000	906,469
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,108,336
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,035,703
U.S. Treasury Notes	0.625	12/15/2016	300,000	300,609
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,256,739
U.S. Treasury Notes	0.500	04/30/2017	700,000	698,851
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,046,172
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,703,320
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,994,062
U.S. Treasury Notes	0.750	02/28/2018	500,000	498,008
U.S. Treasury Notes	2.875	03/31/2018	500,000	526,328
U.S. Treasury Notes	1.500	08/31/2018	250,000	253,262
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	1,008,281
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,685,937
U.S. Treasury Notes	1.500	02/28/2019	500,000	504,219
U.S. Treasury Notes	1.500	10/31/2019	2,250,000	2,251,231
U.S. Treasury Notes	1.625	12/31/2019	500,000	502,070
U.S. Treasury Notes	1.375	03/31/2020	500,000	495,078
U.S. Treasury Notes	3.500	05/15/2020	750,000	815,684
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,044,453
U.S. Treasury Notes	3.125	05/15/2021	600,000	641,765
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,618,000
U.S. Treasury Notes	2.000	10/31/2021	400,000	400,719
U.S. Treasury Notes	2.000	02/15/2022	700,000	699,891
U.S. Treasury Notes	1.750	03/31/2022	500,000	490,938
U.S. Treasury Notes	2.000	02/15/2023	600,000	593,437
U.S. Treasury Notes	1.750	05/15/2023	500,000	483,633
U.S. Treasury Notes	2.750	11/15/2023	200,000	207,906
U.S. Treasury Notes	2.750	02/15/2024	300,000	311,461
U.S. Treasury Notes	2.375	08/15/2024	550,000	552,965
U.S. Treasury Notes	2.250	11/15/2024	500,000	496,953
U.S. Treasury Notes	2.000	02/15/2025	250,000	242,891
Total U.S. government and agency obligations (cost: $35,193,771)				36,127,321
Mortgage-Backed and Asset-Backed Securities (29.3%)
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	42,667	42,699
Farmer Mac Guaranteed Notes Trust 2007-1, 144A1	5.125	04/19/2017	500,000	537,883
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	118,563	125,739
FHLMC Gold Pool #A11823	5.000	08/01/2033	18,462	20,577
FHLMC Gold Pool #A16641	5.500	12/01/2033	13,330	14,985
FHLMC Gold Pool #A27124	6.000	10/01/2034	3,278	3,708
FHLMC Gold Pool #A40159	5.500	11/01/2035	4,777	5,354

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.3%) (continued)
FHLMC Gold Pool #A40754	6.500%	12/01/2035	$121,452	$139,095
FHLMC Gold Pool #A41968	5.500	01/01/2036	26,027	29,152
FHLMC Gold Pool #A44969	6.500	04/01/2036	345,623	395,830
FHLMC Gold Pool #A45624	5.500	06/01/2035	2,635	2,950
FHLMC Gold Pool #A51101	6.000	07/01/2036	7,482	8,549
FHLMC Gold Pool #A56247	6.000	01/01/2037	154,063	174,487
FHLMC Gold Pool #A56634	5.000	01/01/2037	46,354	51,183
FHLMC Gold Pool #A56829	5.000	01/01/2037	11,772	12,944
FHLMC Gold Pool #A57135	5.500	02/01/2037	70,111	78,440
FHLMC Gold Pool #A58278	5.000	03/01/2037	77,691	85,432
FHLMC Gold Pool #A58965	5.500	04/01/2037	65,649	73,497
FHLMC Gold Pool #A71576	6.500	01/01/2038	77,709	88,998
FHLMC Gold Pool #A91064	4.500	02/01/2040	228,141	246,197
FHLMC Gold Pool #A93990	4.000	09/01/2040	274,785	291,132
FHLMC Gold Pool #B12969	4.500	03/01/2019	10,325	10,753
FHLMC Gold Pool #B19462	5.000	07/01/2020	40,796	42,622
FHLMC Gold Pool #C01086	7.500	11/01/2030	12,975	15,677
FHLMC Gold Pool #C01271	6.500	12/01/2031	16,962	19,449
FHLMC Gold Pool #C01302	6.500	11/01/2031	7,413	8,489
FHLMC Gold Pool #C01676	6.000	11/01/2033	280,453	320,909
FHLMC Gold Pool #C03478	4.500	06/01/2040	215,239	232,969
FHLMC Gold Pool #C03520	4.000	09/01/2040	352,925	374,379
FHLMC Gold Pool #C09013	3.000	09/01/2042	430,827	429,644
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,009	1,155
FHLMC Gold Pool #C20300	6.500	01/01/2029	9,401	10,766
FHLMC Gold Pool #C28221	6.500	06/01/2029	3,862	4,423
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,410	1,595
FHLMC Gold Pool #C41636	8.000	08/01/2030	767	799
FHLMC Gold Pool #C56017	6.500	03/01/2031	95,918	112,972
FHLMC Gold Pool #C61802	5.500	12/01/2031	32,676	36,582
FHLMC Gold Pool #C64936	6.500	03/01/2032	9,257	10,602
FHLMC Gold Pool #C68790	6.500	07/01/2032	12,319	14,108
FHLMC Gold Pool #C74741	6.000	12/01/2032	33,038	37,407
FHLMC Gold Pool #C79460	5.500	05/01/2033	10,114	11,389
FHLMC Gold Pool #C79886	6.000	05/01/2033	158,408	179,392
FHLMC Gold Pool #E01007	6.000	08/01/2016	1,174	1,199
FHLMC Gold Pool #E01085	5.500	12/01/2016	2,471	2,530
FHLMC Gold Pool #E01136	5.500	03/01/2017	7,765	7,975
FHLMC Gold Pool #E01216	5.500	10/01/2017	10,088	10,480
FHLMC Gold Pool #E01378	5.000	05/01/2018	26,757	27,937
FHLMC Gold Pool #E02735	3.500	10/01/2025	199,620	210,860
FHLMC Gold Pool #E85353	6.000	09/01/2016	5,562	5,666
FHLMC Gold Pool #E89823	5.500	05/01/2017	11,377	11,681
FHLMC Gold Pool #E91139	5.500	09/01/2017	67,693	69,708
FHLMC Gold Pool #E91646	5.500	10/01/2017	29,737	30,772
FHLMC Gold Pool #E92047	5.500	10/01/2017	13,661	14,042
FHLMC Gold Pool #E92196	5.500	11/01/2017	4,602	4,746
FHLMC Gold Pool #E95159	5.500	03/01/2018	20,579	21,348
FHLMC Gold Pool #E95734	5.000	03/01/2018	70,834	73,957
FHLMC Gold Pool #G01091	7.000	12/01/2029	8,582	9,897
FHLMC Gold Pool #G02060	6.500	01/01/2036	188,438	223,689
FHLMC Gold Pool #G11753	5.000	08/01/2020	43,404	46,229
FHLMC Gold Pool #J01382	5.500	03/01/2021	54,116	56,954
FHLMC Gold Pool #J05930	5.500	03/01/2021	41,860	44,354
FHLMC Gold Pool #J25553	3.500	09/01/2028	197,644	208,845
FHLMC Gold Pool #Q14998	3.500	01/01/2043	383,940	395,934
FHLMC Gold Pool #Q17913	3.000	04/01/2043	442,808	441,336
FHLMC Gold Pool #Q23658	4.000	12/01/2043	202,480	214,795
FNMA Pool #256883	6.000	09/01/2037	112,312	127,801
FNMA Pool #357269	5.500	09/01/2017	69,768	72,481
FNMA Pool #357637	6.000	11/01/2034	122,587	140,034

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.3%) (continued)
FNMA Pool #545929	6.500%	08/01/2032	$21,762	$24,992
FNMA Pool #555591	5.500	07/01/2033	71,069	80,133
FNMA Pool #584953	7.500	06/01/2031	10,661	10,792
FNMA Pool #651220	6.500	07/01/2032	22,247	25,548
FNMA Pool #781776	6.000	10/01/2034	25,701	29,320
FNMA Pool #797509	4.500	03/01/2035	111,911	121,578
FNMA Pool #797536	4.500	04/01/2035	132,396	143,927
FNMA Pool #888120	5.000	10/01/2035	164,821	182,349
FNMA Pool #922224	5.500	12/01/2036	154,007	174,628
FNMA Pool #942956	6.000	09/01/2037	84,138	95,477
FNMA Pool #966587	5.500	01/01/2038	121,043	135,707
FNMA Pool #AA3263	5.000	02/01/2039	188,684	209,715
FNMA Pool #AB2155	4.000	01/01/2041	149,847	159,489
FNMA Pool #AB4295	3.500	01/01/2042	327,801	338,858
FNMA Pool #AB4490	3.000	02/01/2027	331,719	344,399
FNMA Pool #AB8896	3.000	04/01/2043	444,410	444,867
FNMA Pool #AC1607	4.500	08/01/2039	294,071	318,518
FNMA Pool #AD1662	5.000	03/01/2040	403,899	450,050
FNMA Pool #AD7078	4.500	06/01/2025	108,759	116,683
FNMA Pool #AE0216	4.000	08/01/2040	89,101	94,832
FNMA Pool #AE0949	4.000	02/01/2041	428,518	456,893
FNMA Pool #AE8406	3.500	11/01/2040	86,340	89,199
FNMA Pool #AH6920	4.500	04/01/2041	193,539	209,678
FNMA Pool #AI2408	4.000	05/01/2026	459,807	491,455
FNMA Pool #AI3402	5.000	05/01/2041	556,667	616,364
FNMA Pool #AI5868	4.500	07/01/2041	120,395	130,548
FNMA Pool #AJ6927	3.500	11/01/2041	134,083	138,620
FNMA Pool #AJ7524	3.000	01/01/2027	185,277	192,421
FNMA Pool #AJ9199	4.000	01/01/2042	478,963	507,779
FNMA Pool #AK3929	3.500	04/01/2042	197,990	204,653
FNMA Pool #AK6980	2.500	03/01/2027	257,798	262,857
FNMA Pool #AO0937	3.000	04/01/2027	178,375	185,245
FNMA Pool #AO7151	3.000	08/01/2042	343,175	343,740
FNMA Pool #AP2658	3.500	08/01/2042	360,391	372,568
FNMA Pool #AP6380	3.500	09/01/2042	369,604	382,124
FNMA Pool #AQ1185	3.000	10/01/2042	812,760	814,101
FNMA Pool #AQ7447	2.500	01/01/2028	385,033	392,148
FNMA Pool #AR9391	3.500	05/01/2043	218,134	225,307
FNMA Pool #AS1355	2.500	12/01/2028	215,770	219,075
FNMA Pool #AT2723	3.000	05/01/2043	435,905	436,287
FNMA Pool #AU1912	3.000	08/01/2043	206,148	205,602
FNMA Pool #AU8391	2.500	09/01/2028	448,112	454,983
FNMA Pool #AV0699	3.500	12/01/2043	207,022	213,729
FNMA Pool #MA0533	4.000	10/01/2040	319,941	340,759
FNMA Pool #MA0967	4.500	12/01/2041	507,790	551,115
FNMA Pool #MA1027	3.500	04/01/2042	153,996	159,191
FNMA Pool #MA1103	3.500	07/01/2042	331,942	343,158
FNMA Pool #MA1396	3.500	03/01/2043	211,393	218,538
FNMA Pool #MA2127	4.000	12/01/2044	489,783	519,685
GNMA Pool #443216	8.000	07/15/2027	6,637	6,939
GNMA Pool #457453	7.500	10/15/2027	3,474	3,525
GNMA Pool #479743	7.500	11/15/2030	8,254	8,656
GNMA Pool #511723	7.500	10/15/2030	9,818	10,066
GNMA Pool #511778	7.500	11/15/2030	26,056	30,058
GNMA Pool #540356	7.000	05/15/2031	27,610	31,067
GNMA Pool #552466	6.500	03/15/2032	30,857	36,072
GNMA Pool #574395	6.000	01/15/2032	103,345	117,606
GNMA Pool #577653	6.000	08/15/2032	16,873	19,133
GNMA Pool #585467	6.000	08/15/2032	70,974	81,515
GNMA Pool #591025	6.500	10/15/2032	31,758	36,285
GNMA Pool #717081	4.500	05/15/2039	354,457	385,254

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.3%) (continued)
GNMA Pool #718832	5.500%	09/15/2039	$283,101	$322,623
GNMA Pool #719238	4.000	07/15/2040	726,630	774,092
GNMA Pool #721035	4.000	12/15/2039	22,373	23,864
GNMA Pool #723622	4.500	01/15/2040	101,791	110,626
GNMA Pool #728451	5.000	12/15/2039	185,257	208,509
GNMA Pool #729037	5.000	02/15/2040	279,010	309,690
GNMA Pool #737644	4.500	11/15/2040	280,833	311,760
GNMA Pool #738425	4.500	06/15/2041	121,839	132,579
GNMA Pool #738519	4.500	07/15/2041	80,295	87,235
GNMA Pool #760376	5.000	09/15/2041	14,934	16,542
GNMA Pool #762133	4.500	04/15/2041	211,899	230,558
GNMA Pool #773114	4.000	09/15/2041	113,450	120,860
GNMA Pool #778792	3.500	01/15/2042	181,753	188,965
GNMA Pool #779240	3.500	05/15/2042	154,767	160,822
GNMA Pool #782563	5.000	02/15/2039	96,622	107,246
GNMA Pool #796303	3.500	09/15/2042	343,737	357,087
GNMA Pool #AA2972	3.000	08/15/2042	343,680	347,444
GNMA Pool #AA6098	3.500	02/15/2043	331,706	344,915
GNMA Pool #AA6408	3.000	05/15/2043	425,018	430,473
GNMA Pool #AA7865	3.500	06/15/2042	89,693	93,174
GNMA Pool #AF4935	3.000	08/15/2043	615,816	623,715
GNMA Pool #AF5077	3.500	08/15/2043	191,684	199,123
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A1	3.290	03/25/2018	500,000	514,603
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A1,2	3.500	05/25/2043	706,759	710,458
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A1	3.727	10/11/2050	500,000	508,020
Total mortgage-backed and asset-backed securities (cost: $27,262,873)				27,961,005
Municipal Bonds (1.2%)
District of Columbia	5.591	12/01/2034	250,000	298,230
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	866,182
Total municipal bonds (cost: $1,133,348)				1,164,412
Corporate Obligations (29.1%)
Aerospace & Defense (1.5%)
Boeing Co. (The), Sr. Unsec'd. Notes	3.500	03/01/2045	500,000	442,226
Spirit AeroSystems, Inc.	6.750	12/15/2020	500,000	523,750
Triumph Group, Inc., Sr. Notes	4.875	04/01/2021	500,000	490,000
				1,455,976
Auto Manufacturers (0.9%)
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes	5.750	02/01/2021	750,000	841,688
Banks (6.3%)
Bank of America Corp., Ser. L, Sub. Notes	3.950	04/21/2025	500,000	481,595
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	504,941
Discover Bank, Sr. Unsec'd. Notes	2.000	02/21/2018	1,000,000	997,553
Goldman Sachs Group, Inc. (The), Sr. Unsec'd. Notes	3.750	05/22/2025	500,000	493,421
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec'd. Notes	2.375	01/22/2018	500,000	507,605
JPMorgan Chase & Co., Sr. Unsec'd. Notes	4.250	10/15/2020	500,000	534,631
JPMorgan Chase & Co., Ser. V2	5.000	12/29/2049	500,000	489,375
KeyBank NA, Ser. BKNT, Sr. Unsec'd. Notes	3.180	05/22/2022	500,000	499,029
Morgan Stanley, Sr. Unsec'd. Notes, GMTN	2.375	07/23/2019	500,000	496,717
PNC Financial Services Group, Inc. (The), Ser. R2	4.850	05/29/2049	500,000	477,500
US Bancorp	3.700	01/30/2024	500,000	517,632
				5,999,999
Chemicals (1.1%)
Celanese US Holdings LLC, Sr. Unsec'd. Notes	4.625	11/15/2022	500,000	495,000
Mosaic Co. (The)	5.450	11/15/2033	500,000	532,237
				1,027,237

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Corporate Obligations (29.1%) (continued)
Commercial Services (1.1%)
ERAC USA Finance LLC, Gtd. Notes, 144A1	3.300%	10/15/2022	$500,000	$490,410
Service Corp. International, Sr. Unsec'd. Notes	5.375	05/15/2024	500,000	522,500
				1,012,910
Distribution/Wholesale (0.5%)
WW Grainger, Inc., Sr. Unsec'd. Notes	4.600	06/15/2045	500,000	500,511
Electric (2.2%)
Great Plains Energy, Inc., Sr. Unsec'd. Notes	5.292	06/15/2022	500,000	556,282
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	581,838
Puget Energy, Inc., Sec'd. Notes, 144A1	3.650	05/15/2025	500,000	489,371
WEC Energy Group, Inc., Sr. Unsec'd. Notes	3.550	06/15/2025	500,000	498,682
				2,126,173
Environmental Control (0.5%)
Waste Management, Inc., Sr. Unsec'd. Notes	3.900	03/01/2035	500,000	458,453
Food (1.0%)
HJ Heinz Co., Sr. Unsec'd. Notes, 144A1	3.950	07/15/2025	500,000	502,772
JM Smucker Co. (The), Sr. Unsec'd. Notes, 144A1	4.250	03/15/2035	500,000	468,017
				970,789
Household Products/Wares (0.5%)
Clorox Co. (The), Sr. Unsec'd. Notes	3.500	12/15/2024	500,000	494,384
Insurance (1.6%)
Allstate Corp. (The)[2]	5.750	08/15/2053	500,000	528,125
Metropolitan Life Global Funding I, Sec'd. Notes, 144A1	3.000	01/10/2023	500,000	491,351
Symetra Financial Corp., Sr. Unsec'd. Notes	4.250	07/15/2024	500,000	498,827
				1,518,303
Iron/Steel (0.5%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	496,250
Leisure Time (0.5%)
Jarden Corp., Sr. Unsec'd. Notes	6.125	11/15/2022	500,000	517,500
Media (1.0%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	976,612
Miscellaneous Manufacturing (0.4%)
Textron Financial Corp., Jr. Sub. Notes, 144A1,2	6.000	02/15/2067	500,000	415,000
Oil & Gas (2.9%)
Anadarko Holding Co., Sr. Unsec'd. Notes	7.050	05/15/2018	600,000	655,253
Cimarex Energy Co., Sr. Unsec'd. Notes	4.375	06/01/2024	500,000	493,840
Noble Energy, Inc., Sr. Unsec'd. Notes	6.000	03/01/2041	500,000	529,325
Rowan Cos., Inc., Sr. Unsec'd. Notes	4.750	01/15/2024	500,000	477,808
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	564,705
				2,720,931
Pharmaceuticals (1.0%)
Actavis, Inc.	3.250	10/01/2022	500,000	484,684
Zoetis, Inc., Sr. Unsec'd. Notes	1.875	02/01/2018	500,000	498,615
				983,299
Pipelines (1.0%)
Boardwalk Pipelines LP, Sr. Unsec'd. Notes	4.950	12/15/2024	500,000	490,331
Energy Transfer Partners LP, Sr. Unsec'd. Notes	4.050	03/15/2025	500,000	471,495
				961,826
REITS (1.0%)
EPR Properties, Sr. Unsec'd. Notes	4.500	04/01/2025	500,000	491,011
Omega Healthcare Investors, Inc., Sr. Unsec'd. Notes, 144A1	4.500	04/01/2027	500,000	479,616
				970,627
Retail (0.6%)
Wal-Mart Stores, Inc., Sr. Unsec'd. Notes	5.250	09/01/2035	500,000	567,692
Software (0.5%)
MSCI, Inc., Sr. Unsec'd. Notes, 144A1	5.250	11/15/2024	500,000	506,250

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (97.5%) (continued)
Corporate Obligations (29.1%) (continued)
Telecommunications (1.9%)
AT&T, Inc., Sr. Unsec'd. Notes	4.500%	05/15/2035	$500,000	$459,644
Verizon Communications, Inc., Sr. Unsec'd. Notes	4.400	11/01/2034	750,000	694,319
Verizon Communications, Inc., Sr. Unsec'd. Notes	3.850	11/01/2042	750,000	618,971
				1,772,934
Trucking & Leasing (0.6%)
Aviation Capital Group Corp., Sr. Unsec'd. Notes, 144A1	4.625	01/31/2018	500,000	517,835
Total corporate obligations (cost: $28,235,295)				27,813,179
Total long-term notes and bonds (cost: $91,825,287)				93,065,917
Short-Term Notes and Bonds (1.7%)[3]
U.S. Government and Agency Obligations (1.1%)
U.S. Treasury Notes	1.750	05/31/2016	300,000	303,914
U.S. Treasury Notes	0.500	06/15/2016	750,000	751,406
Total U.S. government and agency obligations (cost: $1,049,378)				1,055,320
Corporate Obligations (0.6%)
Banks (0.6%)
MUFG Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	500,000	520,694
Total corporate obligations (cost: $498,956)				520,694
Mortgage-Backed and Asset-Backed Securities (0.0%)#
FHLMC Gold Pool #E00957	6.000	02/01/2016	713	720
FHLMC Gold Pool #E82543	6.500	03/01/2016	5,204	5,217
FNMA Pool #253798	6.000	05/01/2016	58	59
FNMA Pool #572020	6.000	04/01/2016	1,253	1,260
FNMA Pool #578974	6.000	05/01/2016	476	476
FNMA Pool #579170	6.000	04/01/2016	215	216
FNMA Pool #585097	6.000	05/01/2016	3,856	3,898
Total mortgage-backed and asset-backed securities (cost: $11,776)				11,846
Total short-term notes and bonds (cost: $1,560,110)				1,587,860
			Shares
Money Market Mutual Funds (0.7%)
BlackRock Liquidity TempFund Portfolio, 0.09%[4]			700,000	700,000
Total money market mutual funds (cost: $700,000)				700,000
Total investments (99.9%) (cost: $94,085,397)				95,353,777
Other assets in excess of liabilities (0.1%)				126,069
Net assets (100.0%)				$95,479,846

The following abbreviations are used in the portfolio descriptions:

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2015 (unaudited)

#  Amount represents less than 0.05%.

1  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

2  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2015.

3  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2015.

4  The rate shown reflects the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2015 (unaudited)

Industry	% of Total Net Assets
U.S. Government & Agency Obligations	39.0%
Mortgage-Backed and Asset-Backed Securities	29.3
Banks	6.9
Oil & Gas	2.9
Electric	2.2
Telecommunications	1.9
Insurance	1.6
Aerospace & Defense	1.5
Municipal Bond	1.2
Chemicals	1.1
Commercial Services	1.1
Food	1.0
Media	1.0
Pharmaceuticals	1.0
Pipelines	1.0
REITS	1.0
Auto Manufacturers	0.9
Money Market Mutual Funds	0.7
Retail	0.6
Trucking & Leasing	0.6
Distribution/Wholesale	0.5
Environmental Control	0.5
Household Products/Wares	0.5
Iron/Steel	0.5
Leisure Time	0.5
Software	0.5
Miscellaneous Manufacturing	0.4
99.9
Other assets in excess of liabilities	0.1
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2015 (unaudited)

Description	Shares	Value
Common Stocks (52.0%)
Aerospace & Defense (0.6%)
General Dynamics Corp.	8,200	$1,161,858
Precision Castparts Corp.	3,500	699,545
		1,861,403
Agriculture (1.4%)
Archer-Daniels-Midland Co.	87,200	4,204,784
Apparel (0.8%)
Wolverine World Wide, Inc.	80,000	2,278,400
Auto Manufacturers (0.4%)
PACCAR, Inc.	16,900	1,078,389
Auto Parts and Equipment (0.9%)
Magna International, Inc.	47,600	2,669,884
Banks (8.5%)
Bank of Hawaii Corp.	66,500	4,434,220
Bank of New York Mellon Corp. (The)	125,800	5,279,826
Citigroup, Inc.	31,252	1,726,361
JPMorgan Chase & Co.	68,440	4,637,494
Northern Trust Corp.	59,600	4,557,016
U.S. Bancorp	116,200	5,043,080
		25,677,997
Beverages (0.3%)
Coca-Cola Co. (The)	27,200	1,067,056
Biotechnology (1.0%)
Amgen, Inc.	19,300	2,962,936
Chemicals (0.7%)
Agrium, Inc.	19,200	2,034,240
Commercial Services (0.6%)
Quanta Services, Inc.[1]	32,000	922,240
Robert Half International, Inc.	15,800	876,900
		1,799,140
Computers & Peripherals (1.6%)
Apple, Inc.	37,800	4,741,065
Diversified Financial Services (2.0%)
Franklin Resources, Inc.	49,600	2,431,888
Janus Capital Group, Inc.	119,100	2,038,992
T Rowe Price Group, Inc.	19,100	1,484,643
		5,955,523
Electronics (0.5%)
Daktronics, Inc.	700	8,302
FLIR Systems, Inc.	44,200	1,362,244
		1,370,546
Food (1.3%)
Fresh Del Monte Produce, Inc.	26,900	1,039,954
Sysco Corp.	79,800	2,880,780
		3,920,734
Healthcare Products (3.7%)
Baxter International, Inc.	26,600	1,860,138
Medtronic PLC	70,300	5,209,230
Thoratec Corp.[1]	17,500	779,975
Zimmer Biomet Holdings, Inc.	29,200	3,189,516
		11,038,859
Home Builders (0.4%)
Thor Industries, Inc.	21,700	1,221,276
Iron/Steel (1.0%)
Nucor Corp.	67,300	2,965,911
Machinery-Diversified (0.1%)
Cummins, Inc.	3,400	446,046
Description	Shares	Value
Metal Fabricate/Hardware (0.4%)
Valmont Industries, Inc.	9,500	$1,129,265
Metals & Mining (0.8%)
Southern Copper Corp.	81,500	2,396,915
Miscellaneous Manufacturing (4.0%)
Carlisle Cos., Inc.	49,700	4,975,964
Crane Co.	24,200	1,421,266
General Electric Co.	99,500	2,643,715
Illinois Tool Works, Inc.	33,000	3,029,070
		12,070,015
Oil & Gas (4.7%)
ConocoPhillips	34,900	2,143,209
Ensco PLC, Class A	27,700	616,879
Exxon Mobil Corp.	45,100	3,752,320
Marathon Petroleum Corp.	21,400	1,119,434
Occidental Petroleum Corp.	28,000	2,177,560
Phillips 66	11,000	886,160
Tidewater, Inc.	69,450	1,578,599
Valero Energy Corp.	28,400	1,777,840
		14,052,001
Pharmaceuticals (3.8%)
Johnson & Johnson	22,800	2,222,088
McKesson Corp.	15,100	3,394,631
Merck & Co., Inc.	61,200	3,484,116
Pfizer, Inc.	69,600	2,333,688
		11,434,523
Retail (0.7%)
Home Depot, Inc. (The)	10,300	1,144,639
Kohl's Corp.	16,400	1,026,804
		2,171,443
Semiconductors (6.4%)
Applied Materials, Inc.	80,100	1,539,522
Intel Corp.	121,400	3,692,381
KLA-Tencor Corp.	17,600	989,296
Maxim Integrated Products, Inc.	92,300	3,191,272
Microchip Technology, Inc.	46,800	2,219,490
QUALCOMM, Inc.	34,800	2,179,524
Skyworks Solutions, Inc.	31,500	3,279,150
Texas Instruments, Inc.	45,300	2,333,403
		19,424,038
Software (2.3%)
Autodesk, Inc.[1]	10,500	525,787
Microsoft Corp.	42,600	1,880,790
Oracle Corp.	92,700	3,735,810
Paychex, Inc.	19,500	914,160
		7,056,547
Specialty Retail (0.1%)
CST Brands, Inc.	8,711	340,252
Telecommunications (1.2%)
Cisco Systems, Inc.	82,900	2,276,434
Corning, Inc.	69,100	1,363,343
		3,639,777
Transportation (1.8%)
Norfolk Southern Corp.	17,400	1,520,064
Werner Enterprises, Inc.	151,500	3,976,875
		5,496,939
Total common stocks (cost: $110,142,495)		156,505,904

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%)
U.S. Government and Agency Obligations (15.0%)
Federal Farm Credit Banks	1.850%	04/20/2020	$1,000,000	$1,001,334
Federal Home Loan Banks	4.875	09/08/2017	500,000	543,563
Federal Home Loan Banks	2.375	12/13/2019	500,000	516,410
FHLMC	5.000	02/16/2017	500,000	535,423
FHLMC	1.000	03/08/2017	500,000	503,149
FHLMC	1.000	09/29/2017	500,000	501,178
FHLMC	3.750	03/27/2019	750,000	814,822
FHLMC	1.250	08/01/2019	500,000	494,688
FNMA	5.250	09/15/2016	500,000	528,535
FNMA	5.375	06/12/2017	500,000	544,591
U.S. Treasury Bonds	5.250	11/15/2028	300,000	391,031
U.S. Treasury Bonds	5.375	02/15/2031	325,000	436,897
U.S. Treasury Bonds	3.500	02/15/2039	600,000	646,781
U.S. Treasury Bonds	4.375	11/15/2039	100,000	123,000
U.S. Treasury Bonds	4.375	05/15/2041	550,000	679,766
U.S. Treasury Bonds	3.750	08/15/2041	500,000	561,446
U.S. Treasury Bonds	3.125	02/15/2042	500,000	502,656
U.S. Treasury Bonds	3.000	05/15/2042	500,000	489,883
U.S. Treasury Bonds	3.125	02/15/2043	300,000	300,422
U.S. Treasury Bonds	2.875	05/15/2043	250,000	238,242
U.S. Treasury Bonds	3.625	08/15/2043	400,000	440,062
U.S. Treasury Bonds	3.625	02/15/2044	500,000	549,727
U.S. Treasury Bonds	2.500	02/15/2045	700,000	616,056
U.S. Treasury Notes	1.500	06/30/2016	500,000	505,781
U.S. Treasury Notes	3.250	07/31/2016	125,000	128,857
U.S. Treasury Notes	1.000	09/30/2016	600,000	604,547
U.S. Treasury Notes	0.625	10/15/2016	2,000,000	2,005,312
U.S. Treasury Notes	1.000	10/31/2016	750,000	755,683
U.S. Treasury Notes	0.625	12/15/2016	700,000	701,422
U.S. Treasury Notes	4.625	02/15/2017	500,000	533,047
U.S. Treasury Notes	0.500	03/31/2017	3,000,000	2,996,952
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,507,617
U.S. Treasury Notes	3.125	04/30/2017	250,000	261,543
U.S. Treasury Notes	0.625	09/30/2017	600,000	598,219
U.S. Treasury Notes	1.875	10/31/2017	500,000	512,695
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,743,028
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	994,922
U.S. Treasury Notes	1.000	05/31/2018	750,000	750,234
U.S. Treasury Notes	2.375	06/30/2018	700,000	728,055
U.S. Treasury Notes	1.375	09/30/2018	600,000	604,969
U.S. Treasury Notes	1.750	10/31/2018	550,000	561,043
U.S. Treasury Notes	1.250	11/30/2018	500,000	501,250
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,053,125
U.S. Treasury Notes	3.125	05/15/2019	750,000	800,332
U.S. Treasury Notes	1.125	05/31/2019	500,000	495,937
U.S. Treasury Notes	3.375	11/15/2019	600,000	647,765
U.S. Treasury Notes	1.250	01/31/2020	3,000,000	2,959,686
U.S. Treasury Notes	1.250	02/29/2020	750,000	738,925
U.S. Treasury Notes	1.125	03/31/2020	500,000	489,140
U.S. Treasury Notes	1.375	05/31/2020	500,000	494,063
U.S. Treasury Notes	1.875	06/30/2020	250,000	252,891
U.S. Treasury Notes	2.625	08/15/2020	250,000	261,426
U.S. Treasury Notes	2.000	11/30/2020	300,000	303,750
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,390,492
U.S. Treasury Notes	2.125	08/15/2021	800,000	809,000
U.S. Treasury Notes	1.500	01/31/2022	1,000,000	968,125
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	999,844
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	989,062
U.S. Treasury Notes	1.750	05/15/2023	500,000	483,633
U.S. Treasury Notes	2.500	08/15/2023	500,000	510,781
U.S. Treasury Notes	2.750	11/15/2023	300,000	311,859

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%) (continued)
U.S. Government and Agency Obligations (15.0%) (continued)
U.S. Treasury Notes	2.000%	02/15/2025	$1,500,000	$1,457,343
Total U.S. government and agency obligations (cost: $44,517,316)				45,372,017
Mortgage-Backed and Asset-Backed Securities (8.5%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A2	3.270	02/20/2018	500,000	514,529
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	28,445	28,466
Farmer Mac Guaranteed Notes Trust 2007-1, 144A2	5.125	04/19/2017	500,000	537,883
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	118,563	125,738
FHLMC Gold Pool #A11823	5.000	08/01/2033	83,946	93,559
FHLMC Gold Pool #A14499	6.000	10/01/2033	34,133	38,654
FHLMC Gold Pool #A16641	5.500	12/01/2033	39,990	44,953
FHLMC Gold Pool #A42106	6.500	01/01/2036	74,736	85,593
FHLMC Gold Pool #A42908	6.000	02/01/2036	9,248	10,541
FHLMC Gold Pool #A51101	6.000	07/01/2036	9,852	11,256
FHLMC Gold Pool #A56247	6.000	01/01/2037	92,438	104,692
FHLMC Gold Pool #A58278	5.000	03/01/2037	40,146	44,146
FHLMC Gold Pool #A58965	5.500	04/01/2037	65,649	73,497
FHLMC Gold Pool #A71576	6.500	01/01/2038	38,275	43,835
FHLMC Gold Pool #A91064	4.500	02/01/2040	456,283	492,393
FHLMC Gold Pool #B12969	4.500	03/01/2019	30,976	32,260
FHLMC Gold Pool #B19462	5.000	07/01/2020	20,398	21,311
FHLMC Gold Pool #C01086	7.500	11/01/2030	2,821	3,408
FHLMC Gold Pool #C01271	6.500	12/01/2031	7,068	8,104
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,360	4,994
FHLMC Gold Pool #C01676	6.000	11/01/2033	18,300	20,940
FHLMC Gold Pool #C03478	4.500	06/01/2040	430,479	465,937
FHLMC Gold Pool #C03520	4.000	09/01/2040	352,925	374,379
FHLMC Gold Pool #C09013	3.000	09/01/2042	430,827	429,644
FHLMC Gold Pool #C14872	6.500	09/01/2028	3,774	4,323
FHLMC Gold Pool #C20853	6.000	01/01/2029	77,747	88,962
FHLMC Gold Pool #C56017	6.500	03/01/2031	76,758	90,405
FHLMC Gold Pool #C61802	5.500	12/01/2031	7,764	8,692
FHLMC Gold Pool #C65255	6.500	03/01/2032	8,267	9,480
FHLMC Gold Pool #C68790	6.500	07/01/2032	4,106	4,703
FHLMC Gold Pool #C74741	6.000	12/01/2032	9,717	11,002
FHLMC Gold Pool #C79886	6.000	05/01/2033	45,990	52,082
FHLMC Gold Pool #E01007	6.000	08/01/2016	1,174	1,199
FHLMC Gold Pool #E02735	3.500	10/01/2025	199,620	210,860
FHLMC Gold Pool #E85353	6.000	09/01/2016	5,562	5,666
FHLMC Gold Pool #E95159	5.500	03/01/2018	7,717	8,006
FHLMC Gold Pool #E95734	5.000	03/01/2018	27,643	28,862
FHLMC Gold Pool #G01477	6.000	12/01/2032	66,495	76,128
FHLMC Gold Pool #G01727	6.000	08/01/2034	163,855	187,568
FHLMC Gold Pool #G02060	6.500	01/01/2036	113,063	134,213
FHLMC Gold Pool #G08087	6.000	10/01/2035	40,194	45,972
FHLMC Gold Pool #G11753	5.000	08/01/2020	43,404	46,229
FHLMC Gold Pool #G18376	4.000	01/01/2026	136,980	146,332
FHLMC Gold Pool #J05930	5.500	03/01/2021	20,930	22,177
FHLMC Gold Pool #Q14998	3.500	01/01/2043	383,940	395,934
FHLMC Gold Pool #Q17913	3.000	04/01/2043	442,808	441,336
FHLMC Gold Pool #Q23658	4.000	12/01/2043	202,480	214,795
FNMA Pool #357269	5.500	09/01/2017	15,856	16,473
FNMA Pool #357637	6.000	11/01/2034	22,596	25,811
FNMA Pool #545929	6.500	08/01/2032	10,156	11,663
FNMA Pool #555591	5.500	07/01/2033	20,633	23,264
FNMA Pool #584953	7.500	06/01/2031	4,738	4,797
FNMA Pool #651220	6.500	07/01/2032	4,449	5,110
FNMA Pool #725793	5.500	09/01/2019	103,576	109,540
FNMA Pool #890258	3.000	12/01/2025	329,019	341,107
FNMA Pool #914468	5.500	04/01/2037	119,455	134,069
FNMA Pool #915258	5.500	04/01/2037	113,023	126,716

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.5%) (continued)
FNMA Pool #922224	5.500%	12/01/2036	$118,467	$134,329
FNMA Pool #942956	6.000	09/01/2037	42,069	47,739
FNMA Pool #945882	6.000	08/01/2037	74,925	85,152
FNMA Pool #AA2238	4.000	05/01/2024	62,200	65,834
FNMA Pool #AA3263	5.000	02/01/2039	188,684	209,715
FNMA Pool #AB1241	3.500	07/01/2025	150,309	158,890
FNMA Pool #AB4295	3.500	01/01/2042	327,801	338,858
FNMA Pool #AB4490	3.000	02/01/2027	16,671	17,308
FNMA Pool #AC8326	5.000	07/01/2040	555,889	614,997
FNMA Pool #AD0311	5.000	05/01/2038	281,652	311,514
FNMA Pool #AD1662	5.000	03/01/2040	403,899	450,050
FNMA Pool #AD7078	4.500	06/01/2025	108,759	116,683
FNMA Pool #AE0216	4.000	08/01/2040	89,101	94,832
FNMA Pool #AE0949	4.000	02/01/2041	428,518	456,893
FNMA Pool #AE2575	4.000	09/01/2040	231,797	245,637
FNMA Pool #AH5013	4.500	02/01/2041	348,782	383,404
FNMA Pool #AH6228	4.500	03/01/2041	410,674	448,304
FNMA Pool #AH8003	3.500	03/01/2041	110,869	114,384
FNMA Pool #AH9170	4.500	05/01/2041	301,246	328,914
FNMA Pool #AI5868	4.500	07/01/2041	120,395	130,548
FNMA Pool #AJ1954	4.000	10/01/2041	176,546	187,527
FNMA Pool #AJ6927	3.500	11/01/2041	134,083	138,620
FNMA Pool #AJ7524	3.000	01/01/2027	185,277	192,421
FNMA Pool #AJ7717	3.000	12/01/2026	138,778	144,117
FNMA Pool #AK0685	4.000	01/01/2042	286,405	304,803
FNMA Pool #AK3929	3.500	04/01/2042	197,990	204,653
FNMA Pool #AK6980	2.500	03/01/2027	257,798	262,857
FNMA Pool #AO7151	3.000	08/01/2042	343,175	343,740
FNMA Pool #AP2658	3.500	08/01/2042	360,391	372,568
FNMA Pool #AQ1185	3.000	10/01/2042	406,380	407,050
FNMA Pool #AQ7447	2.500	01/01/2028	385,033	392,148
FNMA Pool #AR4154	2.500	02/01/2028	429,924	437,870
FNMA Pool #AR9391	3.500	05/01/2043	218,134	225,307
FNMA Pool #AS1355	2.500	12/01/2028	215,770	219,075
FNMA Pool #AT2723	3.000	05/01/2043	435,905	436,287
FNMA Pool #AT4473	3.000	07/01/2043	441,452	441,634
FNMA Pool #AU1960	3.000	07/01/2043	241,910	242,121
FNMA Pool #AU3428	3.500	08/01/2043	217,289	224,476
FNMA Pool #AV0699	3.500	12/01/2043	207,022	213,729
FNMA Pool #MA0517	4.000	09/01/2020	271,499	284,893
FNMA Pool #MA0699	4.000	04/01/2041	227,373	241,551
FNMA Pool #MA1027	3.500	04/01/2042	153,996	159,191
FNMA Pool #MA1103	3.500	07/01/2042	331,942	343,158
FNMA Pool #MA2127	4.000	12/01/2044	489,783	519,685
GNMA Pool #424578	6.500	04/15/2026	18,640	21,264
GNMA Pool #431962	6.500	05/15/2026	4,594	5,241
GNMA Pool #436741	7.500	01/15/2027	4,792	5,329
GNMA Pool #443216	8.000	07/15/2027	3,472	3,630
GNMA Pool #479743	7.500	11/15/2030	8,254	8,656
GNMA Pool #511778	7.500	11/15/2030	10,196	11,762
GNMA Pool #515965	4.000	11/15/2041	246,918	263,436
GNMA Pool #552466	6.500	03/15/2032	14,400	16,834
GNMA Pool #574395	6.000	01/15/2032	10,132	11,530
GNMA Pool #690843	5.000	05/15/2038	69,096	76,672
GNMA Pool #718832	5.500	09/15/2039	225,634	257,134
GNMA Pool #727811	4.500	07/15/2040	536,936	584,228
GNMA Pool #729037	5.000	02/15/2040	279,010	309,690
GNMA Pool #737644	4.500	11/15/2040	280,834	311,760
GNMA Pool #738425	4.500	06/15/2041	60,920	66,289
GNMA Pool #738535	4.000	07/15/2041	182,521	194,443
GNMA Pool #739222	4.000	07/15/2040	53,689	57,206

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.5%) (continued)
GNMA Pool #741125	4.000%	07/15/2040	$47,229	$50,314
GNMA Pool #741151	4.500	09/15/2040	150,461	163,465
GNMA Pool #741682	4.000	07/15/2041	130,984	139,728
GNMA Pool #741872	4.000	05/15/2040	181,130	193,053
GNMA Pool #762133	4.500	04/15/2041	211,899	230,558
GNMA Pool #778792	3.500	01/15/2042	181,753	188,965
GNMA Pool #779241	3.500	05/15/2042	323,720	336,283
GNMA Pool #782563	5.000	02/15/2039	96,622	107,246
GNMA Pool #796303	3.500	09/15/2042	343,737	357,087
GNMA Pool #AA2972	3.000	08/15/2042	343,680	347,444
GNMA Pool #AA6408	3.000	05/15/2043	212,509	215,236
GNMA Pool #AA7865	3.500	06/15/2042	89,693	93,174
GNMA Pool #AC4005	3.000	06/15/2043	219,505	222,335
GNMA Pool #AF4935	3.000	08/15/2043	205,272	207,905
GNMA Pool #AF5077	3.500	08/15/2043	191,684	199,123
GNMA Pool #AI0258	3.500	06/15/2044	244,317	253,873
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A2	3.290	03/25/2018	500,000	514,603
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A2,3	3.500	05/25/2043	706,759	710,458
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A2	3.727	10/11/2050	500,000	508,020
Total mortgage-backed and asset-backed securities (cost: $25,069,978)				25,581,628
Municipal Bonds (0.4%)
District of Columbia	5.591	12/01/2034	250,000	298,230
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	866,183
Total municipal bonds (cost: $1,133,348)				1,164,413
Corporate Obligations (9.3%)
Aerospace & Defense (0.5%)
Boeing Co. (The), Sr. Unsec'd. Notes	3.500	03/01/2045	500,000	442,226
Spirit AeroSystems, Inc.	6.750	12/15/2020	500,000	523,750
Triumph Group, Inc., Sr. Notes	4.875	04/01/2021	500,000	490,000
				1,455,976
Auto Manufacturers (0.3%)
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes	5.750	02/01/2021	750,000	841,688
Banks (2.0%)
Bank of America Corp., Ser. L, Sub. Notes	3.950	04/21/2025	500,000	481,595
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	504,941
Discover Bank, Sr. Unsec'd. Notes	2.000	02/21/2018	1,000,000	997,553
Goldman Sachs Group, Inc. (The), Sr. Unsec'd. Notes	3.750	05/22/2025	500,000	493,421
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec'd. Notes	2.375	01/22/2018	500,000	507,605
JPMorgan Chase & Co., Sr. Unsec'd. Notes	4.250	10/15/2020	500,000	534,631
JPMorgan Chase & Co., Ser. V3	5.000	12/29/2049	500,000	489,375
KeyBank NA, Ser. BKNT, Sr. Unsec'd. Notes	3.180	05/22/2022	500,000	499,029
Morgan Stanley, Sr. Unsec'd. Notes, GMTN	2.375	07/23/2019	500,000	496,716
PNC Financial Services Group, Inc. (The), Ser. R3	4.850	05/29/2049	500,000	477,500
US Bancorp	3.700	01/30/2024	500,000	517,632
				5,999,998
Chemicals (0.6%)
Celanese US Holdings LLC, Sr. Unsec'd. Notes	4.625	11/15/2022	500,000	495,000
Dow Chemical Co. (The), Sr. Unsec'd. Notes	4.375	11/15/2042	1,000,000	911,005
Mosaic Co. (The)	5.450	11/15/2033	500,000	532,237
				1,938,242
Commercial Services (0.3%)
ERAC USA Finance LLC, Gtd. Notes, 144A2	3.300	10/15/2022	500,000	490,410
Service Corp. International, Sr. Unsec'd. Notes	5.375	05/15/2024	500,000	522,500
				1,012,910
Distribution/Wholesale (0.2%)
WW Grainger, Inc., Sr. Unsec'd. Notes	4.600	06/15/2045	500,000	500,511

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (33.2%) (continued)
Corporate Obligations (9.3%) (continued)
Electric (0.7%)
Great Plains Energy, Inc., Sr. Unsec'd. Notes	5.292%	06/15/2022	$500,000	$556,282
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	581,838
Puget Energy, Inc., Sr. Sec'd. Notes, 144A2	3.650	05/15/2025	500,000	489,371
WEC Energy Group, Inc., Sr. Unsec'd. Notes	3.550	06/15/2025	500,000	498,682
				2,126,173
Environmental Control (0.2%)
Waste Management, Inc., Sr. Unsec'd. Notes	3.900	03/01/2035	500,000	458,453
Food (0.3%)
HJ Heinz Co., Sr. Unsec'd. Notes, 144A2	3.950	07/15/2025	500,000	502,772
JM Smucker Co. (The), Sr. Unsec'd. Notes, 144A2	4.250	03/15/2035	500,000	468,017
				970,789
Household Products/Wares (0.2%)
Clorox Co. (The), Sr. Unsec'd. Notes	3.500	12/15/2024	500,000	494,384
Insurance (0.5%)
Allstate Corp. (The)[3]	5.750	08/15/2053	500,000	528,125
Metropolitan Life Global Funding I, Sec'd. Notes, 144A2	3.000	01/10/2023	500,000	491,351
Symetra Financial Corp., Sr. Unsec'd. Notes	4.250	07/15/2024	500,000	498,827
				1,518,303
Iron/Steel (0.2%)
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	496,250
Leisure Time (0.2%)
Jarden Corp., Sr. Unsec'd. Notes	6.125	11/15/2022	500,000	517,500
Media (0.3%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	976,612
Miscellaneous Manufacturing (0.1%)
Textron Financial Corp., Jr. Sub. Notes, 144A2,3	6.000	02/15/2067	500,000	415,000
Oil & Gas (0.8%)
Anadarko Holding Co., Sr. Unsec'd. Notes	7.050	05/15/2018	250,000	273,022
Cimarex Energy Co., Sr. Unsec'd. Notes	4.375	06/01/2024	500,000	493,840
Noble Energy, Inc., Sr. Unsec'd. Notes	6.000	03/01/2041	500,000	529,326
Rowan Cos., Inc., Sr. Unsec'd. Notes	4.750	01/15/2024	500,000	477,808
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	564,706
				2,338,702
Pharmaceuticals (0.3%)
Actavis, Inc.	3.250	10/01/2022	500,000	484,684
Zoetis, Inc., Sr. Unsec'd. Notes	1.875	02/01/2018	500,000	498,615
				983,299
Pipelines (0.3%)
Boardwalk Pipelines LP, Sr. Unsec'd. Notes	4.950	12/15/2024	500,000	490,331
Energy Transfer Partners LP, Sr. Unsec'd. Notes	4.050	03/15/2025	500,000	471,495
				961,826
REITS (0.3%)
EPR Properties, Sr. Unsec'd. Notes	4.500	04/01/2025	500,000	491,011
Omega Healthcare Investors, Inc., Sr. Unsec'd. Notes, 144A2	4.500	04/01/2027	500,000	479,616
				970,627
Software (0.2%)
MSCI, Inc., Sr. Unsec'd. Notes, 144A2	5.250	11/15/2024	500,000	506,250
Telecommunications (0.6%)
AT&T, Inc., Sr. Unsec'd. Notes	4.500	05/15/2035	500,000	459,644
Verizon Communications, Inc., Sr. Unsec'd. Notes	4.400	11/01/2034	750,000	694,319
Verizon Communications, Inc., Sr. Unsec'd. Notes	3.850	11/01/2042	750,000	618,971
				1,772,934
Trucking & Leasing (0.2%)
Aviation Capital Group Corp., Sr. Unsec'd. Notes, 144A2	4.625	01/31/2018	500,000	517,835
Total corporate obligations (cost: $28,259,839)				27,774,262
Total long-term notes and bonds (cost: $98,980,481)				99,892,320

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds[4] (5.4%)
U.S. Government and Agency Obligations (3.2%)
U.S. Treasury Notes	1.750%	07/31/2015	$500,000	$500,703
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,001,953
U.S. Treasury Notes	0.250	09/15/2015	2,000,000	2,000,624
U.S. Treasury Notes	2.000	01/31/2016	500,000	505,312
U.S. Treasury Notes	0.375	02/15/2016	2,000,000	2,002,500
U.S. Treasury Notes	2.125	02/29/2016	500,000	506,367
U.S. Treasury Notes	0.500	06/15/2016	3,250,000	3,256,094
Total U.S. government & agency obligations (cost: $9,749,202)				9,773,553
Commercial Paper (1.7%)
Agricultural Machinery (0.7%)
John Deere Ltd.	0.091	07/07/2015	2,000,000	1,999,960
Hardware (1.0%)
Hewlett-Packard Co.	0.661	07/20/2015	3,000,000	2,999,610
Total commercial paper (cost: $4,998,941)				4,999,570
Corporate Obligations (0.5%)
Banks (0.3%)
MUFG Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,041,388
Iron/Steel (0.2%)
ArcelorMittal, Sr. Unsec'd. Notes	4.500	08/05/2015	500,000	500,155
Total corporate obligations (cost: $1,491,801)				1,541,543
Mortgage-Backed and Asset-Backed Securities (0.0%)#
FNMA Pool #574922	6.000	04/01/2016	55	55
FNMA Pool #579170	6.000	04/01/2016	302	303
Total mortgage-backed and asset-backed securities (cost: $357)				358
Total short-term notes and bonds (cost: $16,240,301)				16,315,024
			Shares
Exchange-Traded Funds (4.6%)
iShares Russell 2000 Growth ETF			23,000	3,555,340
iShares Russell Mid-Cap Growth ETF			27,700	2,682,745
iShares S&P 500 Growth ETF			47,800	5,442,508
iShares S&P Mid-Cap 400 Growth ETF			13,500	2,288,250
Total exchange-traded funds (cost: $8,025,692)				13,968,843
Money Market Mutual Funds (2.3%)
BlackRock Liquidity TempFund Portfolio, 0.09%[5]			6,400,000	6,400,000
Federated Prime Obligation Fund, 0.07%[5]			400,000	400,000
Total money market mutual funds (cost: $6,800,000)				6,800,000
Mutual Fund (2.3%)
Vanguard Growth Index Fund			124,834	6,879,615
Total mutual funds (cost: $4,259,680)				6,879,615
Total investments (99.8%) (cost: $244,448,649)				300,361,706
Other assets in excess of liabilities (0.2%)				662,447
Net assets (100.0%)				$301,024,153

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2015 (unaudited)

The following abbreviations are used in the portfolio descriptions:

ETF – Exchange Traded Fund

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

LP – Limited Partnership

MTN – Medium Term Note

PLC – Public Limited Company

#  Amount represents less than 0.05%.

1  Non-Income producing securities.

2  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

3  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2015.

4  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2015.

5  The rate shown reflects the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2015 (unaudited)

Industry	% of Total Net Assets
U.S. Government & Agency Obligations	18.2%
Banks	10.8
Mortgage-Backed and Asset-Backed Securities	8.5
Semiconductors	6.4
Oil & Gas	5.5
Exchange-Traded Funds	4.6
Pharmaceuticals	4.1
Miscellaneous Manufacturing	4.0
Healthcare Products	3.7
Software	2.5
Money Market Mutual Funds	2.3
Mutual Funds	2.3
Diversified Financial Services	2.0
Telecommunications	1.8
Transportation	1.8
Computers & Peripherals	1.6
Food	1.6
Agriculture	1.4
Iron/Steel	1.4
Chemicals	1.3
Aerospace & Defense	1.1
Biotechnology	1.0
Hardware	1.0
Auto Parts and Equipment	0.9
Commercial Services	0.9
Apparel	0.8
Metals & Mining	0.8
Agricultural Machinery	0.7
Auto Manufacturers	0.7
Electric	0.7
Retail	0.7
Electronics	0.5
Insurance	0.5
Home Builders	0.4
Metal Fabricate/Hardware	0.4
Municipal Bond	0.4
Beverages	0.3
Media	0.3
Pipelines	0.3
REITS	0.3
Distribution/Wholesale	0.2
Environmental Control	0.2
Household Products/Wares	0.2
Leisure Time	0.2
Trucking & Leasing	0.2
Machinery-Diversified	0.1
Miscellaneous Manufacturing	0.1
Speciality Retail	0.1
99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2015 (unaudited)

Description	Shares	Value
Common Stocks (94.7%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	550	$77,930
Precision Castparts Corp.	300	59,961
		137,891
Agriculture (2.5%)
Archer-Daniels-Midland Co.	3,300	159,126
Apparel (1.5%)
Wolverine World Wide, Inc.	3,300	93,984
Auto Manufacturers (0.6%)
PACCAR, Inc.	600	38,286
Banks (15.2%)
Bank of Hawaii Corp.	2,500	166,700
Bank of New York Mellon Corp. (The)	4,900	205,653
Citigroup, Inc.	1,800	99,432
JPMorgan Chase & Co.	2,650	179,564
Northern Trust Corp.	1,800	137,628
U.S. Bancorp	4,000	173,600
		962,577
Beverages (1.4%)
Coca-Cola Co. (The)	2,300	90,229
Biotechnology (1.9%)
Amgen, Inc.	800	122,816
Chemicals (1.7%)
Agrium, Inc.	1,000	105,950
Commercial Services (2.1%)
Quanta Services, Inc.[1]	1,000	28,820
Robert Half International, Inc.	1,900	105,450
		134,270
Computers & Peripherals (2.8%)
Apple, Inc.	1,400	175,595
Diversified Financial Services (3.3%)
Franklin Resources, Inc.	2,100	102,963
Janus Capital Group, Inc.	2,500	42,800
T Rowe Price Group, Inc.	800	62,184
		207,947
Electronics (0.6%)
FLIR Systems, Inc.	1,300	40,066
Food (3.3%)
Fresh Del Monte Produce, Inc.	2,200	85,052
Sysco Corp.	3,400	122,740
		207,792
Healthcare Products (8.1%)
Baxter International, Inc.	1,400	97,902
Medtronic PLC	2,500	185,250
Thoratec Corp.[1]	1,400	62,398
Zimmer Biomet Holdings, Inc.	1,500	163,845
		509,395
Home Builders (0.2%)
Thor Industries, Inc.	200	11,256
Iron/Steel (2.0%)
Nucor Corp.	2,800	123,396
Description	Shares	Value
Machinery-Diversified (0.4%)
Cummins, Inc.	200	$26,238
Metal Fabricate/Hardware (0.9%)
Valmont Industries, Inc.	500	59,435
Metals & Mining (1.2%)
Southern Copper Corp.	2,600	76,466
Miscellaneous Manufacturing (9.6%)
Carlisle Cos., Inc.	1,950	195,234
Crane Co.	1,400	82,222
General Electric Co.	7,000	185,990
Illinois Tool Works, Inc.	1,550	142,275
		605,721
Oil & Gas (8.8%)
ConocoPhillips	1,400	85,974
Ensco PLC, Class A	1,000	22,270
Exxon Mobil Corp.	1,800	149,760
Marathon Petroleum Corp.	600	31,386
Occidental Petroleum Corp.	800	62,216
Phillips 66	700	56,392
Tidewater, Inc.	2,600	59,098
Valero Energy Corp.	1,400	87,640
		554,736
Pharmaceuticals (1.8%)
McKesson Corp.	500	112,405
Retail (1.6%)
Home Depot, Inc. (The)	500	55,565
Kohl's Corp.	700	43,827
		99,392
Semiconductors (11.1%)
Applied Materials, Inc.	3,400	65,348
Intel Corp.	4,800	145,992
KLA-Tencor Corp.	1,000	56,210
Maxim Integrated Products, Inc.	3,100	107,182
Microchip Technology, Inc.	1,800	85,365
QUALCOMM, Inc.	1,100	68,893
Skyworks Solutions, Inc.	600	62,460
Texas Instruments, Inc.	2,100	108,171
		699,621
Software (4.7%)
Autodesk, Inc.[1]	400	20,030
Microsoft Corp.	3,100	136,865
Oracle Corp.	3,500	141,050
		297,945
Telecommunications (2.2%)
Cisco Systems, Inc.	2,550	70,023
Corning, Inc.	3,500	69,055
		139,078
Transportation (3.0%)
Norfolk Southern Corp.	900	78,624
Werner Enterprises, Inc.	4,300	112,875
		191,499
Total common stocks (cost: $4,406,884)		5,983,112

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO (continued)

June 30, 2015 (unaudited)

Description	Shares	Value
Money Market Mutual Funds (3.1%)
BlackRock Liquidity TempFund Portfolio, 0.09%[2]	200,000	$200,000
Total money market mutual funds (cost: $200,000)		200,000
Total investments (97.8%) (cost: $4,606,884)		6,183,112
Other assets in excess of liabilities (2.2%)		136,683
Net assets (100.0%)		$6,319,795

The following abbreviations are used in the portfolio descriptions:

PLC – Public Limited Company

1  Non-Income producing securities.

2  The rate shown reflects the seven day yield as of June 30, 2015.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2015 (unaudited)

Industry	% of Total Net Assets
Banks	15.2%
Semiconductors	11.1
Miscellaneous Manufacturing	9.6
Oil & Gas	8.8
Healthcare Products	8.1
Software	4.7
Diversified Financial Services	3.3
Food	3.3
Money Market Mutual Funds	3.1
Transportation	3.0
Computers & Peripherals	2.8
Agriculture	2.5
Aerospace & Defense	2.2
Telecommunications	2.2
Commercial Services	2.1
Iron/Steel	2.0
Biotechnology	1.9
Pharmaceuticals	1.8
Chemicals	1.7
Retail	1.6
Apparel	1.5
Beverages	1.4
Metals & Mining	1.2
Metal Fabricate/Hardware	0.9
Auto Manufacturers	0.6
Electronics	0.6
Machinery-Diversified	0.4
Home Builders	0.2
97.8
Other assets in excess of liabilities	2.2
Net Assets	100.0%

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Organization and Summary of Significant Accounting Policies

The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio (the "Portfolios"). Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company® ("AUL") to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

Class O and Advisor Class Shares

The Fund issues Class O shares and Advisor Class shares of common stock relating to the Portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid by Advisor Class shares pursuant to the 12b-1distribution plan.

Fair Value Measurements

Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Common Stock) – Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price. Securities that are principally traded on the New York Stock Exchange ("NYSE") are stated at value as of the close of regular trading, normally 4:00 p.m., Eastern Standard Time. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities – The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Corporate Obligations – Corporate obligations for which representative market quotes are readily available are valued at the latest evaluated bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in Level 2 of the fair value hierarchy, in instances where reliable observable market inputs cannot be obtained, they are categorized in Level 3.

Mutual Funds – Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund's closing net asset value per share on the day of the valuation and are classified under Level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations – U.S. Government obligations are valued at the latest evaluated bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in Level 2 of the fair value hierarchy.

Municipal Bonds – The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in Level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities – Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Portfolios' assets carried at fair value:

	Value Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$210,152,912	$–	$–	$210,152,912
Exchange-Traded Funds	15,295,655	–	–	15,295,655
Money Market Mutual Funds	4,525,000	–	–	4,525,000
Total	$229,973,567	$–	$–	$229,973,567

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

	Money Market Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
U.S. Government and Agency Obligations	$–	$19,988,536	$–	$19,988,536
Commercial Paper	–	91,513,568	–	91,513,568
Money Market Mutual Funds	7,750,000	–	–	7,750,000
Total	$7,750,000	$111,502,104	$–	$119,252,104

The Money Market Portfolio securities, excluding money market mutual funds, are valued at amortized cost. The Money Market Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the 1940 Act. OneAmerica Asset Management, LLC ("OAM") is responsible for reviewing this method of valuation to ensure that the Money Market Portfolio's securities are reflected at their fair value.

	Investment Grade Bond Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
U.S. Government and Agency Obligations	$–	$37,182,641	$–	$37,182,641
Mortgage-Backed and Asset-Backed Securities	–	27,972,851	–	27,972,851
Municipal Bonds	–	1,164,412	–	1,164,412
Corporate Obligations	–	28,333,873	–	28,333,873
Money Market Mutual Funds	700,000	–	–	700,000
Total	$700,000	$94,653,777	$–	$95,353,777
	Asset Director Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$156,505,904	$–	$–	$156,505,904
U.S. Government and Agency Obligations	–	55,145,570	–	55,145,570
Mortgage-Backed and Asset-Backed Securities	–	25,581,986	–	25,581,986
Municipal Bonds	–	1,164,413	–	1,164,413
Corporate Obligations	–	29,315,805	–	29,315,805
Commerical Paper	–	4,999,570	–	4,999,570
Exchange-Traded Funds	13,968,843	–	–	13,968,843
Money Market Mutual Funds	6,800,000	–	–	6,800,000
Mutual Funds	6,879,615	–	–	6,879,615
Total	$184,154,362	$116,207,344	$–	$300,361,706
	Socially Responsive Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$5,983,112	$–	$–	$5,983,112
Money Market Mutual Funds	200,000	–	–	200,000
Total	$6,183,112	$–	$–	$6,183,112

1  Refer to Schedule of Investments for industry classifications.

It is the Portfolios' policy to recognize transfers in and transfers out of fair value as of the beginning of the period. The Portfolios did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the six months ended June 30, 2015, there have been no changes in the valuation methodologies and the Portfolios did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

The Fund's Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to The Bank of New York Mellon (the "Bank") as fund accountant, and the investment advisor, OAM. The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

investments owned by the Fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis and are allocated among the portfolios and share classes based on relative net assets.

Income and Expense

Dividend income is recorded on the ex-dividend date, and interest income is accrued daily from settlement date. Portfolio expenses are recorded on an accrual basis and are allocated among the Portfolios and share classes based on relative net assets or another appropriate allocation method. However, distribution fees are charged only to Advisor Class shares. Discounts and premiums on securities purchased are amortized using the level yield scientific method over the life of the respective securities.

Taxes

The Portfolios intend to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Portfolios policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

Dividend and Capital Gain Distributions

For the Money Market Portfolio, dividends from net investment income are accrued daily and paid monthly. Also, if applicable, capital gain distributions are declared and paid annually. For all other Portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP"). The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  Related Party Transactions

On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2015, AUL's investment at value in the Socially Responsive Portfolio Class O shares and Advisor Class shares is $2,581,338 and $2,511,832, respectively, representing 81% of the Portfolio.

The Fund has an investment advisory agreement with OAM. Under the Investment Advisory Agreement, OAM is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value	0.50%
Money Market	0.40%
Investment Grade Bond	0.50%
Asset Director	0.50%
Socially Responsive	0.70%

For Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, OAM has contractually agreed that its fees may be reduced if the aggregate expenses exceed 1% (1.3% for the Advisor Class) of the average daily net assets of the respective portfolios during the year. To the extent that OAM has reduced its advisory fees to prevent aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. Additionally, the total amount of any increase in OAM's fees will not exceed the amount of the prior fee reduction. Through June 30, 2015, no such expenses have been waived or recouped.

For the Money Market Portfolio, OAM has voluntarily agreed to provide an expense reimbursement to prevent the 1-day yield (excluding gains/losses) from falling below 0.0%. For the six months ended June 30, 2015, OAM reimbursed $321,257 as a result of this voluntary agreement. OAM will not recoup any of this expense reimbursement.

For the Socially Responsive Portfolio, OAM has contractually agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that OAM has reduced its advisory fees to prevent aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

2.  Related Party Transactions (continued)

any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in OAM's fees will not exceed the amount of the prior fee reduction.

Year Waived	Amount Waived	Final Recoupment Year
2013	$17,829	2016
2014	$8,280	2017
2015	$9,770	2018

As of June 30, 2015, $57,808 in waived fees and expense reimbursement is due from OAM for the applicable portfolios. Other than the Socially Responsive Portfolio, OAM may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred for the six months ended June 30, 2015, were $1,884,522 for all portfolios.

Distribution and Servicing (12b-1) Plan

Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Fund has agreed to pay OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services provided. The plan fee is used by AUL for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the six months ended June 30, 2015, for all portfolios were $187,091.

3.  Other Service Agreements

The Fund has agreements with the Bank whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with the Bank, whereby the Bank performs the stress testing of the Money Market Portfolio. The Fund has an agreement with U.S. Bancorp Fund Services, LLC. ("USBFS") whereby USBFS serves as the Fund's transfer agent.

4.  Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the period ended June 30, 2015, were:

	Portfolio
	Value	Money Market	Investment Grade Bond	Asset Director	Socially Responsive
Common Stock:
Purchases	$22,430,867	$–	$–	$11,947,602	$319,697
Proceeds from sales	34,768,822		–	21,388,617	1,565,712
Corporate Obligations:
Purchases	–	–	9,905,704	9,905,704	–
Proceeds from sales and maturities	–	–	9,153,999	8,592,665	–
Government Bonds:
Purchases	–	–	3,662,046	9,094,180	–
Proceeds from sales and maturities	–	–	8,199,712	7,962,720	–
Preferred Stock:
Purchases	–	–	–	–	–
Proceeds from sales	–	–	544,000	544,000	–

Common stock activity includes mutual fund trades.

5.  Authorized Capital Shares

The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Portfolios as follows:

Value Portfolio – Class O	25,000,000
Value Portfolio – Advisor Class	12,000,000
Money Market Portfolio – Class O	400,000,000
Money Market Portfolio – Advisor Class	80,000,000
Investment Grade Bond Portfolio – Class O	25,000,000
Investment Grade Bond Portfolio – Advisor Class	12,000,000
Asset Director Portfolio – Class O	36,000,000
Asset Director Portfolio – Advisor Class	12,000,000
Socially Responsive Portfolio – Class O	5,000,000
Socially Responsive Portfolio – Advisor Class	5,000,000
612,000,000

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

6.  Unrealized Appreciation (Depreciation)

Unrealized appreciation (depreciation) for tax purposes at June 30, 2015:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value	$166,036,320	$71,514,181	$(7,576,934)	$63,937,247
Money Market	119,252,104	–	–	–
Investment Grade Bond	94,088,547	2,317,583	(1,052,353)	1,265,230
Asset Director	244,448,726	61,878,015	(5,965,035)	55,912,980
Socially Responsive	4,623,567	1,747,943	(188,398)	1,559,545

The difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses in wash sales.

7.  Shareholders

Shareholders, shares outstanding and percentage owned at June 30, 2015:

	Value Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	1,997,259	25.4%	256,671	31.6%
AUL Group Retirement Annuity Separate Account II	1,886,627	24.0%	556,833	68.4%
AUL Pooled Separate Accounts	2,391,600	30.3%	–	0.0%
AUL American Individual Unit Trust	234,013	3.0%	–	0.0%
AUL American Individual Variable Annuity Unit Trust	1,021,229	13.0%	–	0.0%
AUL American Individual Variable Life Unit Trust	339,600	4.3%	–	0.0%
	7,870,328	100.0%	813,504	100.0%
	Money Market Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	14,489,118	15.7%	5,843,377	21.9%
AUL Group Retirement Annuity Separate Account II	45,004,400	48.7%	20,898,330	78.1%
AUL Pooled Separate Accounts	345,363	0.4%	–	0.0%
AUL American Individual Unit Trust	1,251,073	1.4%	–	0.0%
AUL American Individual Variable Annuity Unit Trust	25,787,651	27.9%	–	0.0%
AUL American Individual Variable Life Unit Trust	5,430,384	5.9%	–	0.0%
	92,307,989	100.0%	26,741,707	100.0%
	Investment Grade Bond Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	1,362,695	16.5%	227,829	59.4%
AUL Group Retirement Annuity Separate Account II	2,476,783	30.1%	155,413	40.6%
AUL Pooled Separate Accounts	1,797,817	21.8%	–	0.0%
AUL American Individual Unit Trust	139,056	1.7%	–	0.0%
AUL American Individual Variable Annuity Unit Trust	2,068,011	25.1%	–	0.0%
AUL American Individual Variable Life Unit Trust	396,637	4.8%	–	0.0%
	8,240,999	100.0%	383,242	100.0%

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

7.  Shareholders (continued)

	Asset Director Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	3,841,347	32.6%	1,190,398	34.0%
AUL Group Retirement Annuity Separate Account II	6,467,707	54.9%	2,307,912	66.0%
AUL American Individual Unit Trust	170,724	1.4%	–	0.0%
AUL American Individual Variable Annuity Unit Trust	905,270	7.7%	–	0.0%
AUL American Individual Variable Life Unit Trust	394,978	3.4%	–	0.0%
	11,780,026	100.0%	3,498,310	100.0%
	Socially Responsive Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL	192,465	92.3%	187,632	71.8%
AUL American Unit Trust	9,894	4.7%	72,186	27.6%
AUL Group Retirement Annuity Separate Account II	6,342	3.0%	1,682	0.6%
	208,701	100.0%	261,500	100.0%

8.  Federal Tax Information

The tax components of dividends paid for the years ended December 31, 2014 and 2013, were as follows:

	Value		Money Market
	12/31/14	12/31/13	12/31/14	12/31/13
Ordinary income	$4,869,603	$3,899,412	$–	$–
Long-term capital gains	32,945,447	1,263,749	–	61
	Investment Grade Bond		Asset Director
	12/31/14	12/31/13	12/31/14	12/31/13
Ordinary income	$2,895,655	$3,324,064	$6,013,905	$5,696,982
Long-term capital gains	241,967	726,201	28,071,114	9,005,026
	Socially Responsive
	12/31/14	12/31/13
Ordinary income	$66,854	$43,145
Long-term capital gains	–	–

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

	Value	Investment Grade Bond	Asset Director	Socially Responsive
Undistributed ordinary income	$134,161	$9,996	$127,505	$927
Undistributed long-term gain	1,772,811	154,328	1,216,342	–

Undistributed ordinary income amounts include distributions from short-term capital gains.

For the year ended December 31, 2014, the reclassification arising from book/tax differences resulted in increases/decreases that were primarily due to principal paydown adjustments to the components of net assets were as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)
Value Portfolio	$(53)	$53
Investment Grade Bond Portfolio	194,050	(194,050)
Asset Director Portfolio	150,482	(150,482)

For federal income tax purposes, the Portfolios indicated below have capital loss carryforwards as of December 31, 2014, which are available to offset future capital gains, if any, to the extent allowed by the Internal Revenue Code. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 ("post-enactment losses") for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

8.  Federal Tax Information (continued)

likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

	Capital Loss Carryforward	Expiration	Character
Money Market Portfolio	$71	Unlimited	Short-term
Socially Responsive Portfolio	43,659	2017	Short-term
Socially Responsive Portfolio	136,031	2018	Short-term

The Fund has no Internal Revenue Service or state examinations in progress and is not aware of any pending examinations.

Management of the Fund has reviewed all open tax years (2011-2014) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

9.  Indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

10.  Risks and Contingencies

The Fund may invest in mortgage related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations ("CMO"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property or physical assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and fixed income securities.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Value Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$0.19	$0.48	$0.39	$0.39	$0.30	$0.28
Net gain (loss) on investments	(0.36)	2.73	6.63	2.22	(0.79)	2.19
Total from investment operations	(0.17)	3.21	7.02	2.61	(0.49)	2.47
Shareholder distributions
Net investment income	–	(0.50)	(0.42)	(0.41)	(0.31)	(0.29)
Realized gain	–	(4.24)	(0.13)	–	–	–
Net increase (decrease)	(0.17)	(1.53)	6.47	2.20	(0.80)	2.18
Net asset value at beginning of period	26.72	28.25	21.78	19.58	20.38	18.20
Net asset value at end of period	$26.55	$26.72	$28.25	$21.78	$19.58	$20.38
Total Return[2]	(0.7%)	11.2%	32.3%	13.3%	(2.4%)	13.5%
Supplemental Data:
Net assets, end of period (000)	$208,922	$226,767	$243,919	$220,148	$219,733	$242,837
Ratio to average net assets:
Expenses	0.60%[3]	0.59%	0.58%	0.58%	0.59%	0.60%
Net investment income	1.46%[3]	1.65%	1.55%	1.84%	1.47%	1.51%
Portfolio turnover rate	10%	11%	13%	8%	8%	10%
	Value Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$0.15	$0.39	$0.31	$0.32	$0.24	$0.23
Net gain (loss) on investments	(0.37)	2.71	6.58	2.20	(0.77)	2.16
Total from investment operations	(0.22)	3.10	6.89	2.52	(0.53)	2.39
Shareholder distributions
Net investment income	–	(0.41)	(0.34)	(0.35)	(0.25)	(0.24)
Realized gain	–	(4.24)	(0.13)	–	–	–
Net increase (decrease)	(0.22)	(1.55)	6.42	2.17	(0.78)	2.15
Net asset value at beginning of period	26.48	28.03	21.61	19.44	20.22	18.07
Net asset value at end of period	$26.26	$26.48	$28.03	$21.61	$19.44	$20.22
Total Return[2]	(0.8%)	10.8%	31.9%	13.0%	(2.7%)	13.2%
Supplemental Data:
Net assets, end of period (000)	$21,366	$23,387	$26,297	$25,541	$26,267	$28,867
Ratio to average net assets:
Expenses	0.90%[3]	0.89%	0.88%	0.88%	0.89%	0.90%
Net investment income	1.15%[3]	1.34%	1.24%	1.53%	1.18%	1.22%
Portfolio turnover rate	10%	11%	13%	8%	8%	10%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Money Market Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$–	$–	$–	$–	$–	$	–[2]
Net gain on investments	–	–	–[2]	–[2]	–[2]		–
Total from investment operations	–	–	–	–	–		–
Shareholder distributions
Net investment income	–	–	–	–	–[2]		–[2]
Realized gain	–	–	–[2]	–[2]	–[2]		–
Net increase	–	–	–	–	–		–
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00		1.00
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return[3]	–%	–%	–%[4]	–%[4]	–%[4]		–%[4]
Supplemental Data:
Net assets, end of period (000)	$92,308	$108,770	$110,626	$123,344	$153,127		$162,523
Ratio to average net assets:
Expenses	0.10%[5]	0.07%	0.08%	0.10%	0.11%		0.20%
Expenses before waived fees and reimbursed expenses	0.56%[5]	0.55%	0.55%	0.53%	0.53%		0.53%
Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.00%		0.01%
	Money Market Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$–	$–	$–	$–	$–	$	–[2]
Net gain on investments	–	–	–[2]	–[2]	–[2]		–
Total from investment operations	–	–	–	–	–		–
Shareholder distributions
Net investment income	–	–	–	–	–		–[2]
Realized gain	–	–	–[2]	–[2]	–[2]		–
Net increase	–	–	–	–	–		–
Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00		1.00
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return[3]	–%	–%	–%[4]	–%[4]	–%[4]		–%[4]
Supplemental Data:
Net assets, end of period (000)	$26,742	$23,473	$23,997	$28,824	$31,374		$33,869
Ratio to average net assets:
Expenses	0.10%[5]	0.07%	0.08%	0.10%	0.11%		0.20%
Expenses before waived fees and reimbursed expenses	0.86%[5]	0.85%	0.85%	0.83%	0.83%		0.83%
Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.00%		0.01%

1  Net investment income is calculated based on average shares outstanding.

2  Less than $0.005

3  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

4  Less than 0.05%

5  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Investment Grade Bond Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$0.13	$0.27	$0.26	$0.31	$0.40	$0.46
Net gain (loss) on investments	(0.15)	0.33	(0.52)	0.18	0.43	0.36
Total from investment operations	(0.02)	0.60	(0.26)	0.49	0.83	0.82
Shareholder distributions
Net investment income	–	(0.31)	(0.32)	(0.36)	(0.42)	(0.48)
Realized gain	–	(0.04)	(0.07)	(0.23)	(0.14)	(0.16)
Net increase (decrease)	(0.02)	0.25	(0.65)	(0.10)	0.27	0.18
Net asset value at beginning of period	11.09	10.84	11.49	11.59	11.32	11.14
Net asset value at end of period	$11.07	$11.09	$10.84	$11.49	$11.59	$11.32
Total Return[2]	(0.1%)	5.5%	(2.2%)	4.2%	7.4%	7.3%
Supplemental Data:
Net assets, end of period (000)	$91,259	$96,422	$110,256	$135,591	$138,673	$138,882
Ratio to average net assets:
Expenses	0.67%[3]	0.66%	0.64%	0.63%	0.64%	0.65%
Net investment income	2.29%[3]	2.37%	2.33%	2.66%	3.40%	3.96%
Portfolio turnover rate	14%	30%	49%	52%	48%	51%
	Investment Grade Bond Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$0.11	$0.23	$0.23	$0.28	$0.36	$0.42
Net gain (loss) on investments	(0.14)	0.33	(0.52)	0.17	0.43	0.35
Total from investment operations	(0.03)	0.56	(0.29)	0.45	0.79	0.77
Shareholder distributions
Net investment income	–	(0.28)	(0.28)	(0.32)	(0.38)	(0.45)
Realized gain	–	(0.04)	(0.07)	(0.23)	(0.14)	(0.16)
Net increase (decrease)	(0.03)	0.24	(0.64)	(0.10)	0.27	0.16
Net asset value at beginning of period	11.04	10.80	11.44	11.54	11.27	11.11
Net asset value at end of period	$11.01	$11.04	$10.80	$11.44	$11.54	$11.27
Total Return[2]	(0.3%)	5.2%	(2.5%)	3.9%	7.0%	6.9%
Supplemental Data:
Net assets, end of period (000)	$4,221	$4,591	$6,097	$8,638	$8,866	$7,694
Ratio to average net assets:
Expenses	0.97%[3]	0.96%	0.95%	0.93%	0.94%	0.95%
Net investment income	1.99%[3]	2.07%	2.03%	2.36%	3.10%	3.65%
Portfolio turnover rate	14%	30%	49%	52%	48%	51%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Asset Director Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$0.16	$0.37	$0.34	$0.38	$0.36	$0.36
Net gain (loss) on investments	(0.18)	1.46	2.96	1.37	(0.22)	1.53
Total from investment operations	(0.02)	1.83	3.30	1.75	0.14	1.89
Shareholder distributions
Net investment income	–	(0.40)	(0.38)	(0.42)	(0.38)	(0.36)
Realized gain	–	(2.08)	(0.59)	(0.11)	(0.36)	–
Net increase (decrease)	(0.02)	(0.65)	2.33	1.22	(0.60)	1.53
Net asset value at beginning of period	19.76	20.41	18.08	16.86	17.46	15.93
Net asset value at end of period	$19.74	$19.76	$20.41	$18.08	$16.86	$17.46
Total Return[2]	(0.1%)	8.9%	18.3%	10.4%	0.8%	11.8%
Supplemental Data:
Net assets, end of period (000)	$232,555	$232,779	$254,022	$241,500	$231,822	$243,308
Ratio to average net assets:
Expenses	0.60%[3]	0.60%	0.59%	0.59%	0.60%	0.61%
Net investment income	1.59%[3]	1.75%	1.75%	2.11%	2.06%	2.17%
Portfolio turnover rate	10%	18%	29%	28%	24%	20%
	Asset Director Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$0.13	$0.30	$0.28	$0.32	$0.31	$0.31
Net gain (loss) on investments	(0.18)	1.45	2.94	1.36	(0.23)	1.51
Total from investment operations	(0.05)	1.75	3.22	1.68	0.08	1.82
Shareholder distributions
Net investment income	–	(0.33)	(0.32)	(0.36)	(0.32)	(0.31)
Realized gain	–	(2.08)	(0.59)	(0.11)	(0.36)	–
Net increase (decrease)	(0.05)	(0.66)	2.31	1.21	(0.60)	1.51
Net asset value at beginning of period	19.62	20.28	17.97	16.76	17.36	15.85
Net asset value at end of period	$19.57	$19.62	$20.28	$17.97	$16.76	$17.36
Total Return[2]	(0.2%)	8.5%	17.9%	10.0%	0.5%	11.5%
Supplemental Data:
Net assets, end of period (000)	$68,469	$73,925	$74,382	$78,400	$78,471	$73,473
Ratio to average net assets:
Expenses	0.90%[3]	0.90%	0.89%	0.89%	0.90%	0.91%
Net investment income	1.28%[3]	1.45%	1.45%	1.81%	1.77%	1.89%
Portfolio turnover rate	10%	18%	29%	28%	24%	20%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Socially Responsive Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$0.06	$0.13	$0.09	$0.11	$0.07	$0.09
Net gain (loss) on investments	(0.26)	1.03	2.95	0.86	(0.39)	0.84
Total from investment operations	(0.20)	1.16	3.04	0.97	(0.32)	0.93
Shareholder distributions
Net investment income	–	(0.13)	(0.09)	(0.11)	(0.08)	(0.09)
Net increase (decrease)	(0.20)	1.03	2.95	0.86	(0.40)	0.84
Net asset value at beginning of period	13.65	12.62	9.67	8.81	9.21	8.37
Net asset value at end of period	$13.45	$13.65	$12.62	$9.67	$8.81	$9.21
Total Return[2]	(1.4%)	9.2%	31.4%	11.0%	(3.5%)	11.2%
Supplemental Data:
Net assets, end of period (000)	$2,808	$4,320	$4,078	$2,576	$2,357	$2,638
Ratio to average net assets:
Expenses	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses before waived fees and reimbursed expenses	1.48%[3]	1.31%	1.48%	1.68%	1.67%	3.01%
Net investment income	0.83%[3]	1.03%	0.84%	1.12%	0.78%	1.07%
Portfolio turnover rate	5%	13%	11%	6%	11%	16%
	Socially Responsive Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2015 (unaudited)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Per Share Operating Performance:
Net investment income[1]	$0.04	$0.10	$0.06	$0.08	$0.04	$0.07
Net gain (loss) on investments	(0.25)	1.02	2.95	0.86	(0.39)	0.85
Total from investment operations	(0.21)	1.12	3.01	0.94	(0.35)	0.92
Shareholder distributions
Net investment income	–	(0.10)	(0.06)	(0.08)	(0.05)	(0.07)
Net increase (decrease)	(0.21)	1.02	2.95	0.86	(0.40)	0.85
Net asset value at beginning of period	13.64	12.62	9.67	8.81	9.21	8.36
Net asset value at end of period	$13.43	$13.64	$12.62	$9.67	$8.81	$9.21
Total Return[2]	(1.6%)	8.9%	31.1%	10.7%	(3.8%)	10.9%
Supplemental Data:
Net assets, end of period (000)	$3,512	$3,538	$3,276	$2,422	$2,441	$2,512
Ratio to average net assets:
Expenses	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses before waived fees and reimbursed expenses	1.80%[3]	1.61%	1.80%	1.98%	1.98%	3.32%
Net investment income	0.58%[3]	0.73%	0.55%	0.82%	0.49%	0.77%
Portfolio turnover rate	5%	13%	11%	6%	11%	16%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

OTHER INFORMATION (unaudited)

Advisory Agreement

At a meeting of the Board of Directors held on February 27, 2015, the Board approved the Investment Advisory Agreement between the Fund and its Advisor, OAM. In considering this matter, the Board considered the nature and extent and quality of services provided by the Investment Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The team oversees the management of a sizeable portfolio. The Advisor adheres to a sound, disciplined investment management process, and the portfolio management team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted approval of the Investment Advisory Agreement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. They also reviewed the financial strength of the Advisor, ratings from the various rating agencies, and the fee charged by the Advisor for the services under the agreement.

Finally, the Board reviewed the economies of scale and fall out benefits.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board concluded that the factors considered justified the approval of the Investment Advisory Agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February 2016.

Statement of Additional Information

There is a Statement of Additional Information that contains more detailed information about the Fund. The Fund also files annual and semi-annual reports with the SEC. These reports provide more information about the Portfolios' investments. The annual report also discusses market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year.

You may request a free copy of the Statement of Additional Information by writing to us at One American Square, c/o Legal Department, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. If you have other questions, call or write us.

Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., which may be contacted at 1-202-551-8090. Reports and other information is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be ordered by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by e-mailing your request to publicinfo@sec.gov. The SEC will charge a duplicating fee for those services. Please reference the Fund's Investment Company Act file number, 811-05850, in your correspondence.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269. Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

Availability of Monthly Portfolio Schedule

The Money Market Portfolio files its complete schedule of portfolio holdings with the SEC on Form N-MFP. Also the schedule of portfolio holdings can be found at www.oneamericafunds.com. The SEC filing is available upon request by calling 1-800-249-6269 or a copy of the filing can be obtained at the SEC website at www.sec.gov, or the SEC's Public Reference Room in Washington, D.C.

MANAGEMENT OF THE FUND (unaudited)

Management Information

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. Each member of the Board of Directors is responsible for 5 portfolios in the fund complex. The Directors elect the officers of the Fund to actively supervise its day-to-day activities. The Directors and officers of the Fund can be reached at OneAmerica Funds, Inc. c/o Legal Department, One American Square, Indianapolis, IN 46282.

Board Members of the Fund

Name and Year of Birth	Current Position with the Fund	Director Since	Principal Occupation(s) During the Past 5 Years	Other Directorships held by Director
Interested Directors
Joseph E. DeGroff[1], 1953	• Chairman of the Board[2]	11/4/2010	• Partner, Ice Miller, LLP (Law Firm) (1996 until his retirement in 12/2013)	• None
Elaine E. Bedel[1], 1952	• Director[2]	2/22/2013	• CEO and President, Bedel Financial Consulting, Inc. (1989 to present)	• None
Independent Directors
Gilbert F. Viets, 1943	• Chairman of the Audit Committee[2] & Lead Independent Director[2]	9/27/2004	• Deputy Commissioner and Chief of Staff, Indiana Department of Transportation (12/2006 until his retirement in 11/2008)	• None
Stephen J. Helmich, 1949	• Director[2]	12/17/2004	• President, Cathedral High School (1999 to present)	• None
Dr. James L. Isch, 1950	• Director[2]	11/12/2009	• Chief Operating Officer, NCAA (9/2010 until his retirement in 2/2015) • Interim President, NCAA (9/2009 to 9/2010) • Senior Vice President of Administration and CFO, NCAA (1998 to 9/2009)	• None

1  These individuals are "interested persons" as defined by Section 2(a)(19) of the Investment Company Act of 1940.

2  The term of office for each director of the Fund shall be from the time of his or her election and qualification until the election of directors next succeeding his/her election and until his/her successor shall have been elected and shall have qualified. Absent an act by the Board of Directors to allow service by a Director after his/her seventy-second (72nd) birthday, no person shall be eligible for election as a director who has reached his/her seventy-second (72nd) birthday. Further, no person shall serve as a director past his/her seventy-second (72nd) birthday. Upon the occurrence of a director's seventy-second (72nd) birthday, the director shall cease to be a director.

MANAGEMENT OF THE FUND (unaudited) (continued)

Officers of the Fund

Name and Year of Birth	Current Position with the Fund	Officer Since	Principal Occupation(s) During the Past 5 Years
John C. Mason, 1964	• President[1]	8/22/2014

• President, OneAmerica Asset Management, LLC® (10/2012 to present); Senior Vice President & Chief Investment Officer, American United Life Insurance Company® (5/2013 to present); Chief Investment Officer, American United Life Insurance Company® (3/2012 to 5/2013); Vice President, Investments, American United Life Insurance Company® (8/2011 to 3/2012); Vice President, Fixed Income Securities, American United Life Insurance Company® (2/2010 to 8/2011); Vice President, Marketable Bonds, American United Life Insurance Company® (11/2004 to 2/2010)

Andrew J. Michie, 1973	• Treasurer[1]	5/22/2014	• Vice President & Controller, American United Life Insurance Company® (11/2012 to present); Senior Vice President, Corporate Finance, CMFG Life Insurance Company® (2009 to 2012)
Nicholas C. Slabaugh, 1982	• Assistant Treasurer[1]	8/23/2013

• Director, Investment Accounting, American United Life Insurance Company® (7/2014 to present); Director, Accounting, American United Life Insurance Company® (7/2013 to 7/2014); Director, Separate Accounts Administration, American United Life Insurance Company® (1/2013 to 7/2013); Manager, Internal Audit, American United Life Insurance Company® (7/2011 to 1/2013); Senior Internal Auditor, American United Life Insurance Company® (11/2010 to 7/2011); Senior Associate, PricewaterhouseCoopers, LLP (7/2008 to 11/2010)

Richard M. Ellery, 1971	• Secretary and Chief Compliance Officer[1]	8/24/2007	• President, OneAmerica Securities, Inc. (5/2012 to present); Associate General Counsel, American United Life Insurance Company® (1/2007 to present)
Stephen L. Due, 1977	• Assistant Secretary[1]	11/4/2010	• Associate General Counsel, American United Life Insurance Company® (4/2014 to present); Assistant General Counsel, American United Life Insurance Company® (6/2007 to 4/2014)
Susan E. Uhl, 1958	• Anti-Money Laundering Officer[1]	5/18/2007	• Associate General Counsel, American United Life Insurance Company® (5/2013 to present); Assistant General Counsel, American United Life Insurance Company® (2007 to 5/2013)

1  The term of office for each officer of the Fund shall be at the pleasure of the Board or until their respective successors are chosen and qualify.

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OneAmerica® Funds, Inc.

One American Square, P.O. Box 368

Indianapolis, IN 46206-0368

(317) 285-1111

www.oneamericafunds.com

© 2015 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-12757 6/30/15

ITEM 2.  CODE OF ETHICS.

Not applicable with semiannual filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semiannual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semiannual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable with semiannual filing.

ITEM 6.  INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)         The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable with semiannual filing.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b)  Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

ONEAMERICA FUNDS, INC. One American Square, P.O. Box 368 Indianapolis, IN 46206-0368	Phone (317) 285-1877

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ John C. Mason
John C. Mason, President

Date	8/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Mason
John C. Mason, President

Date	8/27/15

By (Signature and Title)*	/s/ Andrew J. Michie
Andrew J. Michie, Treasurer

Date	8/27/15

* Print the name and title of each signing officer under his or her signature.